As filed with the Securities and Exchange Commission on July 18, 2024

Securities Act File No. 333-280205

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. 2

Post-Effective Amendment No. ___

(Check appropriate box or boxes)

CAVANAL HILL® FUNDS

(Exact Name of Registrant as Specified in the Charter)

4400 Easton Commons, Suite 200
Columbus, Ohio 43219
(Address of Principal Executive Office) (Zip Code)

(800) 762-7085
(Registrant’s Telephone Number, including Area Code)

Bill King,
President
Cavanal Hill Funds
4400 Easton Commons, Suite 200
Columbus, Ohio 43219
(Name and Address of Agent for Service)

with a copy to:

Amy E. Newsome
Frederic Dorwart, Lawyers PLLC
124 East Fourth Street
Tulsa, OK 74103

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

Title of securities being registered: Shares of common stock, par value $0.00001 per share.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because of reliance on Section 24(f) and Rule 24f-2 under the Investment Company Act of 1940.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

Prospectus/Information Statement

Important merger information

On April 25, 2024, the Board of Trustees (the “Board”) of the Cavanal Hill Funds approved the merger of the Cavanal Hill Moderate Duration Fund (the “Target Fund”) into the Cavanal Hill Limited Duration Fund (the “Acquiring Fund”), two funds within the same fund family (the “Merger”). The Merger does not require approval by Target Fund shareholders. We Are Not Asking You for a Proxy and You are Requested Not To Send Us a Proxy.

Please read the information below.

The enclosed document is a Prospectus/Information Statement containing information regarding the Target Fund and Acquiring Fund. Shareholders of the Target Fund are being provided with this document to provide them with information regarding the principal aspects of the Merger. We encourage you to read the full text of the enclosed Prospectus/Information Statement.

What is happening?

The Board of the Target Fund believes that this merger will benefit current Target Fund shareholders. In the Merger, the Target Fund will transfer all of its assets and liabilities to the Acquiring Fund in exchange for shares of corresponding classes of the Acquiring Fund. The Merger is expected to be a tax- free reorganization for United States federal income tax purposes. Immediately following the Merger, you will hold shares of the Acquiring Fund with a dollar value equal to the dollar value of the Target Fund shares you previously held. Specifically, shareholders in the A share class of the Target Fund will receive A shares of the Acquiring Fund. Shareholders in the Investor share class of the Target Fund will receive Investor shares of the Acquiring Fund and shareholders in the Institutional share class of the Target Fund will receive Institutional shares of the Acquiring Fund as shown in the below chart:

Target Fund	Acquiring Fund
Cavanal Hill Moderate Duration Fund	Cavanal Hill Limited Duration Fund
A Shares	A Shares
Investor Shares	Investor Shares
Institutional Shares	Institutional Shares

What do we view as key benefits of the Merger?

Cavanal Hill Investment Management, Inc. (“CHIM”) considered various factors in recommending the Merger, including the following:

•       The Acquiring Fund has a larger asset base and shorter duration. The size of a fund can influence decisions regarding continuing viability. Longer term investments in a high interest rate environment can also influence viability, and, in turn, the size of a fund. Each of the Acquiring Fund and Target Fund have seen recent reductions in size, with the Target Fund affected to a greater extent. Management believes that a single fund will benefit the larger combined asset base and may provide operational efficiencies. By acting now to merge the Target Fund with the larger, and shorter duration, Acquiring Fund will offer greater long-term product viability than if the Target Fund and Acquiring Fund were to remain separate.

•       The Acquiring Fund has outperformed the Target Fund for each of the trailing 1, 3, 5, and 10 year periods and in each of the periods ended December 31, 2022, and December 31, 2023. CHIM acknowledges that, from each fund’s inception through the period ended December 31, 2021, the Target Fund posted better performance than the Acquiring Fund. However, given the persistent high interest rate environment affecting each of the Acquiring Fund and the Target Fund, CHIM anticipates that the Acquiring Fund’s recent comparably superior performance will continue while interest rates remain high.

•       The Acquiring Fund has outperformed the Target Fund in recent times due in large part to the high interest rate environment, which negatively impacts funds with longer durations more than it does funds with shorter durations. As rates have remained high, the Registrant determined that merging the Target Fund, with its less favorable investment duration in a high rate environment, into the Acquiring Fund, with its more favorable investment duration in a high rate environment. Further, the resulting combined fund, with a larger asset base and a duration more favorable in a higher interest rate period, was preferable to liquidating the Target Fund altogether.

•       CHIM is the investment advisor of the Target Fund and the Acquiring Fund and neither of the Target Fund nor the Acquiring Fund have a sub-advisor. As a result, shareholders of the Target Fund will retain the same investment adviser after consummation of the Merger, providing continuity of services from an investment manager familiar with the investment objectives and practices of a bond fund.

Why has the Board approved the Merger?

In addition to the key benefits described above, among the factors the Board considered in approving the merger were the following:

•        The investment objective and principal investment strategy of the Target Fund are generally materially similar to those of the Acquiring Fund.

•         The principal investment risks of the Target Fund are generally materially similar to those of the Acquiring Fund.

•        The Acquiring Fund’s management fee is 5 bps lower than the management fee of the Target Fund, and other fees and expenses of the Acquiring Fund are lower than or equal to those of the Target Fund. However, the total annual fund operating expenses of the Acquiring Fund are currently 21 bps higher than those of the Target Fund because of the Target Fund’s higher fee waivers, which will not apply to the Acquiring Fund after consummation of the Merger. The existing contractual agreement from CHIM to waive or reimburse certain expenses for the Target Fund expires on December 31, 2024. Although shareholders of the Target Fund will pay higher overall fees after the Merger, the Board considered the recommendation of CHIM regarding the overall benefits to Target Fund shareholders as described above and the reasonableness of the higher Acquiring Fund fees in view of its recent performance.

•        Shareholders will not bear the Merger-related expenses (other than brokerage and transaction costs associated with the sale or purchase of portfolio securities in connection with the Merger, which are expected to be less than $0.01 per share).

•        The Merger is expected to be a tax-free reorganization for U.S. federal income tax purposes.

Whom should I call with questions about the Merger?

If you have any questions about the Merger or the Prospectus/Information Statement, please do not hesitate to contact CHIM at 1-800-762-7085.

CAVANAL HILL FUNDS

4400 EASTON COMMONS, SUITE 200

COLUMBUS, OHIO 43219

1-800-762-7085

[•], 2024

Dear Shareholder,

On April 25, 2024, the investment advisor to the Cavanal Hill Funds, a Massachusetts business trust, Cavanal Hill Investment Management, Inc., proposed to the Board of Trustees of the Trust (the “Board”) the merger of funds outlined in the table below (the “Merger”). The Board approved the Merger and the related Agreement and Plan of Reorganization.

Target Fund	Acquiring Fund
Cavanal Hill Moderate Duration Fund	Cavanal Hill Limited Duration Fund

This is a general summary of how the Merger will work:

•	The Target Fund will transfer all of its assets to the Acquiring Fund.
•	The Acquiring Fund will assume all of the liabilities of the Target Fund.
•	The Acquiring Fund will issue new shares that will be distributed to you in a dollar amount equal to the value of the Target Fund shares you held prior to the Merger.
•	You will become a shareholder of the Acquiring Fund and your investment will be managed according to the Acquiring Fund’s investment strategies.
•	You will not incur any sales charges or similar transaction charges in connection with the Merger. However, any future purchases or reinvestments in the Acquiring Fund after the Merger will be subject to applicable sales charges as disclosed in the Acquiring Fund’s prospectus.
•	It is expected that the Merger will not be a taxable event to the Target Fund, the Acquiring Fund or their shareholders for United States federal income tax purposes.

Details about the Target Fund’s and the Acquiring Fund’s investment objectives, principal investment strategies, management, past performance, principal risks, fees, and expenses, along with additional information about the Merger, are contained in the attached Prospectus/Information Statement. Please read it carefully.

Thank you for investing with the Cavanal Hill Funds. We appreciate your business and are committed to helping you meet your financial needs.

Sincerely,

Bill King

President

Cavanal Hill Funds

PRELIMINARY PROSPECTUS/INFORMATION STATEMENT

SUBJECT TO COMPLETION

The information in this Prospectus/Information Statement is not complete and may be changed.

We may not sell these securities until the registration statement filed with the Securities and Exchange
Commission is effective. This Prospectus/Information Statement is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

CAVANAL HILL FUNDS

4400 EASTON COMMONS, SUITE 200

COLUMBUS, OHIO 43219

1-800-762-7085

SUBJECT TO COMPLETION, DATED July 18, 2024

PROSPECTUS/INFORMATION STATEMENT

This Prospectus/Information Statement (“Prospectus/Information Statement”) contains information you should know before the completion of the merger of your Target Fund into the Acquiring Fund (as set forth in the table below) (the “Merger”), each of which is a series of the Cavanal Hill Funds (the “Trust”), a registered open-end management investment company established in 1987 as a Massachusetts business trust. Upon consummation of the Merger, you will receive shares of the Acquiring Fund in exchange for your shares of the Target Fund.

Target Fund	Acquiring Fund
Cavanal Hill Moderate Duration Fund	Cavanal Hill Limited Duration Fund

The Target Fund and Acquiring Fund listed above are collectively referred to as the “Funds.”

Please read carefully this Prospectus/Information Statement and retain it for future reference. Additional information concerning each Fund and the Merger has been filed with the Securities and Exchange Commission (the “SEC”).

This Prospectus/Information Statement should be read in conjunction with the following described items, which are hereby incorporated by reference and are legally deemed to be part of this Prospectus/Information Statement:

1.       The Prospectus and Statement of Additional Information, each dated December 28, 2023, as supplemented to date, for the Cavanal Hill Moderate Duration Fund and Cavanal Hill Limited Duration Fund; which were filed electronically with the Securities and Exchange Commission on December 22, 2023, File Nos. 033-35190 and 811-06114, on Form N-1A, accession no. 0001213900-23-097946.

2.         The financial statements, including the notes to the financial statements, and the reports of the independent registered public accounting firm thereon contained in the annual report for the Cavanal Hill Moderate Duration Fund and Cavanal Hill Limited Duration Fund, each for the period ended August 31, 2023, filed electronically with the Securities and Exchange Commission on November 3, 2023, File No 811-06114, accession no. 0001213900-23-083470.

3.         The financial statements, including the notes to the financial statements, contained in the semi- annual report for the Cavanal Hill Moderate Duration Fund and Cavanal Hill Limited Duration Fund, for the fiscal half-year ended February 29, 2024, filed electronically with the Securities and Exchange Commission on May 3, 2024, File No. 811-06114, accession no. 0001213900-24-039427.

Copies of the above-referenced documents pertaining to either or each of the Target Fund and the Acquiring Fund are available upon request, without charge, by writing to the Cavanal Hill Funds, 4400 Easton Commons, Suite 200, Columbus, Ohio 43219, 1-800-762-7085, or visiting the Cavanal Hill Funds website at www.cavanalhillfunds.com.

You may also view or obtain these documents from the SEC: by phone at 1.800.SEC.0330 (duplicating fee required); in person or by mail at Public Reference Section, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549-0213 (duplicating fee required); by email at publicinfo@sec.gov (duplicating fee required); or by internet at www.sec.gov.

The SEC has not approved or disapproved these securities or determined if this Prospectus/Information Statement is truthful or complete. Any representation to the contrary is a criminal offense.

The shares offered by this Prospectus/Information Statement are not deposits of a bank, are not insured, endorsed or guaranteed by the FDIC or any government agency and involve investment risk, including possible loss of your original investment.

i

OVERVIEW

This section summarizes the primary features and consequences of the Merger. This summary is qualified in its entirety by reference to the information contained elsewhere in this Prospectus/Information Statement, in the Merger Statement of Additional Information (“Merger SAI”), in each Fund’s prospectus, in each Fund’s financial statements contained in its annual report dated August 31, 2023, semi-annual report dated February 29, 2024, and in the Statement of Additional Information (“SAI”), each being incorporated herein by this reference, and in the related Agreement and Plan of Merger (the “Plan”), a form of which is attached as Exhibit A hereto.

KEY FEATURES OF THE MERGER

The Plan sets forth the key features of the Merger covered thereby and generally provides for the following:

•	the transfer of all of the assets of the Target Fund to the Acquiring Fund in exchange for new shares of the Acquiring Fund;
•	the assumption by the Acquiring Fund of all of the liabilities of the Target Fund;
•	the liquidation of the Target Fund by distributing the shares of the Acquiring Fund to the Target Fund’s shareholders; and
•	the assumption of the costs of the Merger by Cavanal Hill Investment Management, Inc. (“CHIM”).

The Merger is scheduled to take place on or about July 31, 2024. For a more complete description of the Merger, see the section entitled “Merger Information - Agreement and Plan of Merger,” as well as Exhibit A.

REASONS FOR THE MERGER AND BOARD OF TRUSTEES APPROVAL

At a meeting held on April 25, 2024, the Board of Trustees of the Trust (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), considered and unanimously approved the Merger.

Prior to approving the Merger, the Board received the recommendation from CHIM that the Merger be approved. In recommending the approval of the Merger to the Board, CHIM noted that it considered various factors, including asset size, performance and profitability. CHIM indicated to the Board that the proposal to merge the Target Fund into the Acquiring Fund is intended to rationally consolidate product offerings of the Trust’s fund family by combining funds with generally materially similar investment objectives, principal investment strategies and risk profiles.

Before approving the Merger, the Board reviewed, among other things, information about the Funds and the Merger. This information included, among other things, a comparison of a number of factors, such as the relative sizes of the Funds, the performance records of the Funds, and the expenses of the Funds, as well as the similarities and differences between the Funds’ investment objectives, principal investment strategies and specific portfolio characteristics. The Board also considered that the Merger will not be a taxable event to the Target Fund, the Acquiring Fund or their shareholders for United States federal income tax purposes

The Board, including all of the Independent Trustees, has concluded that the Merger would be in the best interests of the Target Fund, and that existing shareholders’ interests will not be diluted as a result of the Merger. Accordingly, the Board approved the Plan on behalf of the Target Fund’s shareholders and on behalf of the Acquiring Fund’s shareholders.

For further information about the considerations of the Board, please see the section entitled “Board Considerations.”

MERGER SUMMARY (OBJECTIVES, STRATEGIES, RISKS, PERFORMANCE, EXPENSE, MANAGEMENT AND TAX INFORMATION)

The following section provides a comparison of the Funds’ investment objectives, principal investment strategies, fundamental investment policies, risks, performance records, and expenses. It also provides information about what the management and share class structure of the Acquiring Fund will be after the Merger. The information below is only a summary; for more detailed information, please see the rest of this Prospectus/Information Statement and each Funds’ prospectus(es) and SAI. References to “we” in the principal investment strategy discussion for a Fund generally refer to CHIM.

CAVANAL HILL MODERATE DURATION FUND INTO CAVANAL HILL LIMITED DURATION FUND

SHARE CLASS INFORMATION

The following table illustrates the share class of the Acquiring Fund you will receive in exchange for your Target Fund shares as a result of the Merger.

If you own this class of shares of the Cavanal Hill Moderate Duration Fund:	You will receive this class of shares of the Cavanal Hill Limited Duration Fund:

A Class	A Class
Investor Class	Investor Class
Institutional Class	Institutional Class

The Acquiring Fund shares you will receive as a result of the Merger will have the same dollar value as your Target Fund shares as of the close of business on the business day immediately prior to the Merger.

The procedures for buying, selling and exchanging shares of the Funds are identical. For additional information, see the section entitled “Exchanging Shares.” Additional information on how you can buy, sell or exchange shares of each Fund is available in the Funds’ prospectuses and SAI. In addition, the distribution policies for the Funds are the same.

INVESTMENT OBJECTIVE AND STRATEGY COMPARISON

The following section compares the investment objectives, principal investment strategies and fundamental investment policies of the Funds. The investment objectives of the Funds may be changed without shareholder approval.

The Funds’ investment objectives are generally materially similar though stated in different terms. The Target Fund’s investment objective is “[t]o seek total return,” and the Acquiring Fund’s investment objective is “[p]rimarily to seek income and secondarily to seek capital appreciation.” Total return is defined as a percentage change, over a specified time period, in a mutual fund’s net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains. As such, while the wording of the objectives is not identical, CHIM pursues achievement of the investment objectives in the same manner, rendering the investment objectives generally materially similar.

The Funds’ principal investment strategies are identical with the exception of (i) a paragraph in the Target Fund’s principal investment strategy defining “total return,” a term used in the Target Fund’s investment objective, (ii) the durations for which each fund holds its investments, and (iii) a minimum threshold for interest-bearing bonds. With respect to item (ii) in the preceding sentence, the Target Fund holds its investments for a period ranging from three to five years, whereas the Acquiring Fund holds its investments for a period of less than three and one-half years. However, each of the Target Fund and Acquiring Fund invest in the same types of instruments.

With respect to item (iii) in the preceding paragraph, the Acquiring Fund normally invests at least 65% of its net assets in interest-bearing bonds, whereas the Target Fund does not necessarily make such investments, although it may if CHIM chooses to pursue such investments.

Cavanal Hill Moderate Duration Fund Target Fund	Cavanal Hill Limited Duration Fund Acquiring Fund
INVESTMENT OBJECTIVES	INVESTMENT OBJECTIVES
To seek total return.	Primarily to seek income and secondarily to seek capital appreciation.
PRINCIPAL INVESTMENT STRATEGIES	PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, the Fund invests, under normal market conditions, primarily in debt obligations such as bonds, notes and debentures, and bills issued by U.S. corporations or the U.S. government, its agencies, or instrumentalities, municipal securities, mortgage-backed securities, asset-backed securities, collateralized mortgage obligations and fixed income ETFs. Such debt obligations are “investment grade,” rated within the four highest ratings categories assigned by a nationally recognized statistical ratings organization or, if not rated, found by the Adviser under guidelines approved by the Trust’s Board of Trustees to be of comparable quality. The Fund also invests in money market instruments.

Total return is defined as a percentage change, over a specified time period, in a mutual fund’s net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

If the rating of a security is downgraded after purchase, the portfolio management team will determine whether it is in the best interest of the Fund’s shareholders to continue to hold the security. In making that determination, the factors considered at the time of purchase are reviewed. The Fund does not apply an automatic sale trigger.

In managing the portfolio, the portfolio management team searches for inefficiencies not only at the macro, or top down level, but also at the individual security level. Purchase and sale decisions are based on the Adviser’s judgment about issuers, risk, prices of securities, market conditions, potential returns, and other economic factors.

Under normal circumstances the Fund invests at least 80% of its net assets in bonds and maintains an average portfolio duration between three and five years. This policy will not be changed without at least 60 days prior notice to shareholders.

Duration provides a measure of a fund’s sensitivity to changes in interest-rates. In general, the longer a fund’s duration, the more its price will fluctuate when interest rates change. A fund with a duration of 10 years is twice as sensitive to interest rate changes as a fund with a five-year duration. A fund with a five-year duration would generally be expected to lose 5% from its net asset value if interest rates rose by one percentage point or gain 5% if interest rates fell by one percentage point.

To pursue its objective, under normal circumstances, the Fund invests primarily in debt obligations such as bonds, notes and debentures, and bills issued by U.S. corporations or by the U.S. government, its agencies or instrumentalities, municipal securities, mortgage-backed securities, asset-backed securities, and collateralized mortgage obligations and fixed income ETFs. Such debt obligations are “investment grade,” rated within the four highest ratings categories assigned by a nationally recognized statistical ratings organization or, if not rated, found by the Adviser under guidelines approved by the Trust’s Board of Trustees to be of comparable quality. The Fund also invests in money market instruments.

If the rating of a security is downgraded after purchase, the portfolio management team will determine whether it is in the best interest of the Fund’s shareholders to continue to hold the security. In making that determination, the factors considered at the time of purchase are reviewed. The Fund does not apply an automatic sale trigger.

In managing the portfolio, the portfolio management team searches for inefficiencies not only at the macro, or top down level, but also at the individual security level. Purchase and sale decisions are based on the Adviser’s judgment about issuers, risk, prices of securities, market conditions, potential returns, and other economic factors.

Under normal circumstances, the Fund invests at least 80% of its net assets in bonds and maintains an average portfolio duration of less than three and one-half years. These policies will not be changed without at least 60 days prior notice to shareholders. In addition, the Fund normally invests at least 65% of its net assets in interest-bearing bonds.

Duration provides a measure of a fund’s sensitivity to changes in interest-rates. In general, the longer a fund’s duration, the more its price will fluctuate when interest rates change. A fund with a duration of 10 years is twice as sensitive to interest rate changes as a fund with a five-year duration. A fund with a five-year duration would generally be expected to lose 5% from its net asset value if interest rates rose by one percentage point or gain 5% if interest rates fell by one percentage point.

The fundamental investment policies of the Funds, which may only be changed with shareholder approval, are identical. For a comparative chart of the Funds’ fundamental investment policies, please see Exhibit B.

PRINCIPAL RISK COMPARISON

Except with respect to an additional “Portfolio Turnover Risk” listed in connection with the Acquiring Fund’s limited investment duration, the principal risks of the Target Fund are identical to those of the Acquiring Fund due to the general similarity of the Funds’ investment objectives and principal investment strategies, as noted above. “Portfolio Turnover Risk” presents itself as a principal risk when a fund, such as the Acquiring Fund, holds its investments for a shorter specified period resulting in comparatively increased turnover, and thus applies to the Acquiring Fund rather than the Target Fund because the Acquiring Fund has a shorter duration (less than three-and-one-half years) than does the Target Fund (three to five years). Generally, securities held for longer periods of time are more sensitive to interest rate changes, whereas securities held for shorter periods of time are less sensitive to interest rate changes. In comparing the shorter duration Acquiring Fund to the longer duration Target Fund, the Acquiring Fund generally should be less sensitive to interest rate changes. Shareholders of the Target Fund were provided with more than 30 days advance notice of the intended change in duration associated with the proposed merger. The Portfolio Turnover Risk is a direct result of that change.

The table below compares the principal risk factors of the Target Fund with those of the Acquiring Fund. These risks are described in the section entitled “Risk Descriptions.”

Cavanal Hill Moderate Duration Fund	Cavanal Hill Limited Duration Fund
Interest Rate Risk	Interest Rate Risk
Credit Risk	Credit Risk
Liquidity Risk	Liquidity Risk
Prepayment/Call Risk	Prepayment/Call Risk
Market Risk	Market Risk
Mortgage-Backed Securities Risk	Mortgage-Backed Securities Risk
Collateralized Mortgage Obligations Risk	Collateralized Mortgage Obligations Risk
Asset-Backed Securities Risk	Asset-Backed Securities Risk
Exchange Traded Fund Risk	Exchange Traded Fund Risk
Valuation Risk	Valuation Risk
Management Risk	Portfolio Turnover Risk
Regulatory Risk	Management Risk
Regulatory Risk

The Funds have other investment policies, practices and restrictions which, together with their related risks, are set forth in the Funds’ prospectuses and the SAI.

FUND PERFORMANCE COMPARISON

The following bar charts and tables illustrate how each Funds’ returns have varied from year to year and compare each Funds’ returns with those of one or more broad-based securities market indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Current month-end performance information is available for the Funds on the Cavanal Hill Funds website at www.cavanalhillfunds.com

Moderate Duration Fund (Target Fund) Annual Total Returns for Investor Shares (Periods Ended 12/31)

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Target Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Target Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future. Prior to December 30, 2016, the Target Fund was named the Intermediate Bond Fund. Updated performance information may be obtained on the Target Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Target Fund’s performance from year to year1. The returns for A Shares and Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.

1The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/24 to 3/31/24 was 0.35%.

This table compares the Target Fund’s average annual total returns for periods ended December 31, 2023 to those of the Bloomberg U.S. Intermediate Aggregate Bond Index. The A Shares commenced operations on May 1, 2011 with a sales charge of 3.75% which was reduced to 2.00% on December 31, 2014. The stated returns assume the highest historical federal marginal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans. After-tax returns are shown only for the Investor Shares and after-tax returns for other shares will vary.

Average Annual Total Returns (Periods Ended 12/31/23)	1 Year	5 Years	10 Years
Investor Shares
Return Before Taxes	5.51%	0.77%	1.77%
Return After Taxes on Distributions	4.29%	-0.06%	0.44%
Return After Taxes on Distributions and Sale of Fund Shares	3.24%	0.24%	0.58%
Institutional Shares
Return Before Taxes	5.78%	1.02%	1.42%
A Shares
Return Before Taxes (With Load)	3.33%	0.37%	0.97%
Bloomberg U.S. Intermediate Aggregate Bond Index (reflects no deduction for expenses, fees or taxes)	5.18%	1.14%	1.62%

Limited Duration Fund (Acquiring Fund) Annual Total Returns for Investor Shares (Periods Ended 12/31)

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Acquiring Fund by showing changes in the Acquiring Fund’s performance from year to year and by showing how the Acquiring Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Acquiring Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future. Prior to December 30, 2016, the Acquiring Fund was named the Short-Term Income Fund. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Acquiring Fund’s performance from year to year1. The returns for A Shares and Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.

1The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/24 to 3/31/24 was 1.12%.

This table compares the Acquiring Fund’s average annual total returns for periods ended December 31, 2023 to those of the ICE BofA Merrill Lynch 1-5 Year U.S. Corporate/Government Index and the Bloomberg U.S. Aggregate Bond Index, which was added in response to rule changes with a compliance date of July 24, 2024. The ICE BofA Merrill Lynch 1-5 Year U.S. Corporate/Government Bond Index demonstrates how the Acquiring Fund’s performance compares with the returns of indices with similar investment objectives, whereas the Bloomberg U.S. Aggregate Bond Index is a broad-based index, which provides a benchmark reflecting the overall U.S. fixed income market. The A Shares commenced operations on May 1, 2011 with a sales charge of 2.50% which was reduced to 2.00% on December 31, 2014. The stated returns assume the highest historical federal marginal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans. After-tax returns are shown only for the Investor Shares and after-tax returns for other shares will vary.

Average Annual Total Returns (Periods Ended 12/31/23)	1 Year	5 Years	10 Years
Investor Shares
Return Before Taxes	5.39%	1.26%	1.18%
Return After Taxes on Distributions	4.15%	0.42%	0.47%
Return After Taxes on Distributions and Sale of Fund Shares	3.17%	0.61%	0.59%
Institutional Shares
Return Before Taxes	5.64%	1.48%	1.43%
A Shares
Return Before Taxes (With Load)	3.18%	0.83%	0.98%
ICE BofA Merrill Lynch 1-5 Year U.S. Corporate/Government Index (reflects no deduction for expenses, fees or taxes)	4.88%	1.55%	1.46%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees or taxes)	5.53%	1.10%	1.81%

SHAREHOLDER FEE AND FUND EXPENSE COMPARISON

This section compares the fees and expenses you pay if you buy, hold, and sell shares of the Target Fund and the Acquiring Fund.

For information about the share class of the Acquiring Fund that you will receive in connection with the Merger, please see the section entitled “Share Class Information” above.

The following tables entitled allow you to compare the maximum sales charges of the Funds and includes a Pro Forma column that shows you what the sales charges will be assuming the Merger takes place. The sales charges for each class of shares of the Target Fund are identical to those of the class of shares of the Acquiring Fund. The Target Fund shareholders will not pay any front-end or deferred sales charges in connection with the Merger. However, any future purchases or reinvestments in the Acquiring Fund after the Merger will be subject to applicable sales charges as disclosed in the Acquiring Fund’s prospectus.

The following tables entitled “Annual Fund Operating Expenses” allow you to compare the annual operating expenses of the Funds. The total annual fund operating expenses for both Funds set forth in the following tables are based on the actual expenses incurred by each class for each Fund as of February 29, 2024.

Shareholder Fees (fees paid directly from your investment)	Cavanal Hill Moderate Duration Fund (Pre- Merger)	Cavanal Hill Limited Duration Fund (Pre- Merger)	Cavanal Hill Limited Duration Fund Pro Forma
A Shares
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	2.00%	2.00%	2.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%*	1.00%*	1.00%*
Investor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	None	None	None
Institutional Shares
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	None	None	None

*	Class A Shares are available with no front-end sales charge on investments of $200,000 or more. There is, however, a contingent deferred sales charge (CDSC) of 1.00% on any Class A Shares upon which a dealer concession was paid that are sold within one year of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).	Cavanal Hill Moderate Duration Fund (Pre- Merger)	Cavanal Hill Limited Duration Fund (Pre- Merger)	Cavanal Hill Limited Duration Fund Pro Forma
A Shares
Management Fees	0.20%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	1.29%	0.59%	0.55%
Shareholder Servicing Fees	0.10%	0.10%	0.10%
Acquired Fund Fees	0.01%	0.00%	0.01%
Total Annual Fund Operating Expenses	1.85%	1.09%	1.06%
Less Fee Waivers	-1.10Ω%	—	—
Total Annual Fund Operating Expenses After Fee Waivers	0.75%	1.09%	1.06%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).	Cavanal Hill Moderate Duration Fund (Pre- Merger)	Cavanal Hill Limited Duration Fund (Pre- Merger)	Cavanal Hill Limited Duration Fund Pro Forma
Investor Shares
Management Fees	0.20%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	1.29%	0.59%	0.55%
Shareholder Servicing Fees	0.25%	0.25%	0.25%
Acquired Fund Fees	0.01%	0.00%	0.01%
Total Annual Fund Operating Expenses	2.00%	1.24%	1.21%
Less Fee Waivers	-1.25%Ω	-0.25%†	-0.25%
Total Annual Fund Operating Expenses After Fee Waivers	0.75%	0.99%	0.96%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).	Cavanal Hill Moderate Duration Fund (Pre- Merger)	Cavanal Hill Limited Duration Fund (Pre- Merger)	Cavanal Hill Limited Duration Fund Pro Forma
Institutional Shares
Management Fees	0.20%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	—	—	—
Other Expenses	1.29%	0.59%	0.55%
Shareholder Servicing Fees	0.25%	0.25%	0.25%
Acquired Fund Fees	0.01%	0.00%	0.01%
Total Annual Fund Operating Expenses	1.75%	0.99%	0.96%
Less Fee Waivers	-1.24 Ω	-0.23%†	-0.23%
Total Annual Fund Operating Expenses After Fee Waivers	0.51%	0.76%	0.73%
†	Affiliates of CHIM have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through December 31, 2024 and may only be terminated or modified with the approval of the Fund’s Board of Trustees.
Ω

CHIM has contractually agreed to waive fees payable to it or reimburse certain expenses so that expenses (other than extraordinary expenses and any Acquired Fund Fees and Expenses) for each Class do not exceed 0.49%, plus class-specific fees until December 31, 2024. Affiliates of CHIM have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through December 31, 2024 and may only be terminated or modified with the approval of the Fund’s Board of Trustees. If the Merger is consummated, the termination date will be extended until the one-year anniversary of the effective date of this Prospectus/Information Statement.

Examples of Fund Expenses

This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Funds’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Cavanal Hill Moderate Duration Fund and Cavanal Hill Limited Duration Fund A Shares (Pre-Merger & Post-Merger Pro Forma)	1 Year	3 Year	5 Year	10 Year
Moderate Duration Fund	$275	$665	$1,080	$2,237
Limited Duration Fund	$309	$540	$789	$1,502
Limited Duration Fund (Post-Merger Pro Forma)	$306	$530	$773	$1,468

Cavanal Hill Moderate Duration Fund and Cavanal Hill Limited Duration Fund Investor Shares (Pre-Merger & Post-Merger Pro Forma)	1 Year	3 Year	5 Year	10 Year
Moderate Duration Fund	$77	$506	$962	$2,227
Limited Duration Fund	$101	$369	$657	$1,478
Limited Duration Fund (Post-Merger Pro Forma)	$98	$359	$641	$1,444

Cavanal Hill Moderate Duration Fund and Cavanal Hill Limited Duration Fund Institutional Shares (Pre-Merger& Post-Merger Pro Forma)	1 Year	3 Year	5 Year	10 Year
Moderate Duration Fund	$51	$429	$832	$1,959
Limited Duration Fund	$78	$292	$525	$1,192
Limited Duration Fund (Post-Merger Pro Forma)	$75	$283	$508	$1,157

Portfolio Turnover

The Acquiring Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Acquiring Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Acquiring Fund’s performance. During the period ending February 29, 2024, the Acquiring Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

The Target Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Target Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Target Fund’s performance. During the period ending February 29, 2024, the Target Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

FUND MANAGEMENT INFORMATION

The manager for each of the Target Fund and the Acquiring Fund is listed below. Further information about the management of the Funds can be found under the section entitled “Management of the Funds.

Investment Adviser

Cavanal Hill® Investment Management, Inc. serves as the investment adviser for the Funds.

Portfolio Managers

The following individuals are jointly and primarily responsible for the day-to-day management of each Funds’ portfolio:

Michael P. Maurer, CFA, is a Senior Vice President of Cavanal Hill Investment Management, Inc. and has been a portfolio manager of the Fund since 2003.

Russell Knox, CFA, is a Vice President of Cavanal Hill Investment Management, Inc. and has been a portfolio manager of the Fund since 2013.

TAX INFORMATION

The tax treatment of the Target Fund and the Acquiring Fund, and the tax consequences to shareholders in each Fund, are similar. A Fund’s distributions are generally taxable to a shareholder as ordinary income, capital gains, or a combination of the two, unless a shareholder is investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Retirement accounts may be taxed at a later date.

It is the policy of each Fund to elect to be treated as and to qualify each year as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). By following such policy, each Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which such Fund may be subject.

In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things, (a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including, but not limited to, gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (“QPTPs”, as defined below); (b) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year (i) at least 50% of the market value of its total assets is represented by cash, cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested, including through corporations in which a Fund owns a 20% or more voting stock interest, (x) in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more QPTPs; and (c) each taxable year distribute at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid — generally taxable ordinary income, and the excess, if any, of its net short-term capital gain over its net long-term capital loss) and net tax-exempt interest income, for such year.

Each Fund will distribute, at least annually, its net investment income and net realized capital gain. Distributions of any net investment income (other than distributions properly designated as qualified dividend income and exempt-interest dividends, as discussed below) generally are taxable to shareholders as ordinary income. Taxes on distributions of capital gain are determined by how long the Fund owned the investments that generated the gains, rather than how long a shareholder has owned his or her Shares. Distributions of net capital gain (that is, the excess of net long-term capital gain from the sale of investments that the Fund owned for more than one year over net short-term capital loss), if any, that are properly designated by the Fund as capital-gain dividends (“Capital Gain Dividends”), will be taxable as long-term capital gain regardless of how long a shareholder has held Fund Shares. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. Distributions of long-term capital gain generally will be subject to a 20% tax rate in the hands of shareholders who are individuals, with lower rates applying to taxpayers in tax rate brackets lower than the highest rate bracket, and will not be eligible for the dividends-received deduction. Distributions from capital gain are generally made after applying any capital loss carryover. Distributions are taxable to Fund shareholders whether received in cash or reinvested in additional Fund Shares.

RISK DESCRIPTIONS

Except with respect to an additional “Portfolio Turnover Risk” listed in connection with the Acquiring Fund’s limited investment duration, the principal risks of the Target Fund are identical to those of the Acquiring Fund due to the general similarity of the Funds’ investment objectives and principal investment strategies, as noted above. The Acquiring Fund has a shorter duration than the Target Fund, and securities held for shorter periods of time are less sensitive to interest rate changes. As a result, the Acquiring Fund is generally less sensitive to changes in interest rates than is the Target Fund, and thus Interest Rate Risk (described below) generally presents itself as a more significant risk to the Target Fund, though it is a risk for both funds. An investment in the Acquiring Fund is subject to certain risks. There is no assurance that the return of the Acquiring Fund will be positive or that the Acquiring Fund will meet its investment objective. An investment in the Acquiring Fund is not a deposit of any bank; is not insured, or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment. Like most investments, your investment in the Acquiring Fund could result in a loss of money. The following provides additional information regarding the various risks of investing in the Acquiring Fund as referenced in the section entitled “Merger Summary - Principal Risk Comparison”.

Loss of money is a risk of investing in the Acquiring Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield or total return are:

Interest Rate Risk — The value of the Fund’s interest-bearing investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. For a portfolio with a duration of 3 years, each 1% rise in interest rates would reduce the value of the portfolio by an estimated 3%. The Fund’s yield may decrease due to a decline in interest rates. Very low or negative interest rates may magnify interest rate risk. Recent and any future declines in interest rate levels could cause the Fund’s earnings to fall below the Fund’s expense ratio, resulting in a negative yield and a decline in the Fund’s share price. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates.

Credit Risk — Credit risk is the possibility that the issuer of a debt instrument or a counterparty to an agreement fails to fulfill its obligations, reducing the Fund’s return. This includes failure by a bond issuer to repay interest and principal.

Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The portfolio manager may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. If a Fund is required to sell securities quickly or at a particular time (including sales to meet redemption requests) the Fund could realize a loss.

Prepayment/Call Risk — There is a chance that the repayment of an asset-backed or mortgage-backed obligation will occur sooner than expected. Call risk is the possibility that, during periods of falling interest rates, a bond issuer will “call” — or repay — its bond before the bond’s maturity date.

Market Risk — The value of the Fund’s assets will fluctuate as the markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, military conflict, acts of terrorism, social unrest, environmental disasters, natural disasters or events, recessions, supply chain disruptions, political instability, and infectious disease epidemics or pandemics.

Mortgage-Backed Securities Risk — The value of the Fund’s mortgage-backed securities can fall if the owners of the underlying mortgages pay off their mortgages sooner than expected, which could happen when interest rates fall, or later than expected, which could happen when interest rates rise. If the underlying mortgages are paid off sooner than expected, the Fund may have to reinvest this money in mortgage-backed or other securities that have lower yields.

Collateralized Mortgage Obligations Risk — There are risks associated with collateralized mortgage obligations that relate to the risks of the underlying mortgage pass-through securities (i.e., an increase or decrease in prepayment rates, resulting from a decrease or increase in mortgage interest rates, will affect the yield, average life, and price of collateralized mortgage obligations).

Asset-Backed Securities Risk — Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing asset-backed securities. The value of the Fund’s asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Exchange Traded Fund (ETF) Risk — The ETFs in which the Fund invests are subject to the risks applicable to the types of securities and investments used by the ETFs. Because an ETF charges its own fees and expenses, fund shareholders will indirectly bear these costs. The use of leverage in an ETF can magnify any price movements, resulting in high volatility. Due to daily rebalancing, leverage, and liquidity, inverse ETFs may perform worse than the inverse movement of the underlying referenced financial asset, index or commodity’s return.

Valuation Risk — The risk associated with the assessment of appropriate pricing in a changing market where trading information may not be readily available.

Portfolio Turnover Risk — A Fund may engage in active and frequent trading to achieve its principal investment objectives. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase an investor’s tax liability unless shares are held through a tax deferred or exempt vehicle. Frequent trading also increases transaction costs, which could detract from a Fund’s performance.

Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.

Regulatory Risk — The risk that a change in laws or regulations will materially affect a security, business, sector or market. A change in laws or regulations made by the government or a regulatory body can increase the costs of operating a business, reduce the attractiveness of investment and/or change the competitive landscape. Regulatory risk also includes the risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus.

MANAGEMENT OF THE FUNDS

The following provides additional information regarding the manager of the Target Fund and the Acquiring Fund and also provides expenses related to the operation of the Target Fund and the Acquiring Fund.

MANAGER

Cavanal Hill Investment Management (CHIM), headquartered at One Williams Center, 15th Floor, Tulsa, Oklahoma 74172, provides advisory and fund-level administrative services to the Target Fund and to the Acquiring Fund pursuant to an investment management agreement. CHIM is a registered investment adviser that provides advisory services for registered mutual funds, closed-end funds and other funds and accounts.

MANAGEMENT FEES

As compensation for the investment management services CHIM provides to both the Target Fund and the Acquiring Fund, CHIM is entitled to receive a fee, computed daily and paid monthly, based on the lower of (1) such fee as may, from time to time, be agreed upon in writing by the Funds and CHIM or (2) the average daily net assets of each such Fund, at the annual rates indicated below. As noted below, the management fee schedule for the Target Fund is identical to the management fee schedule for the Acquiring Fund.

Each Fund pays CHIM fees in return for providing investment management services at the rates set forth in the table below:

FUND	% OF AVERAGE NET ASSETS
Bond Funds
• Limited Duration Fund	0.15%
• Moderate Duration Fund	0.20% Ω

Ω	CHIM has contractually agreed to waive fees payable to it or reimburse certain expenses so that expenses (other than extraordinary expenses and any Acquired Fund Fees and Expenses) for each Class do not exceed 0.49%, plus class-specific fees until December 31, 2024. Affiliates of CHIM have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through December 31, 2024 and may only be terminated or modified with the approval of the Fund’s Board of Trustees. If the Merger is approved, the termination date will be extended until the one-year anniversary of the consummation of the Merger.

A discussion regarding the basis for the Board approving the Investment Advisory Agreement with CHIM is available in the Funds’ annual report to shareholders for the period ended August 31, 2023.

MERGER INFORMATION

BOARD CONSIDERATIONS

At a regular Board meeting held on April 25, 2024 (the “Meeting”), the Board, including the Independent Trustees considered the Merger. In advance of the Meeting, CHIM provided extensive background materials and analyses to the Board. These materials included the rationale for the proposed Merger, as well as information on the investment objectives and principal investment strategies of both the Target Fund and the Acquiring Fund; their respective fee arrangements, operating expense ratios, asset sizes, risk profiles and investment performance; and analyses of certain tax information, transaction cost information and the projected benefits of the Merger. Representatives of CHIM presented these materials and responded to questions at the Meeting.

The Board reviewed and discussed these materials and analyses with CHIM and among themselves. The Board was assisted in its evaluation of the Merger by independent legal counsel, with whom they met separately and from whom they received separate legal advice. After such review, discussion and evaluation, the Board unanimously approved the Plan for the Merger at the Meeting. In its deliberations, the Board considered that some of the projected benefits of the Merger would accrue to CHIM and its affiliates, in addition to those that would accrue to the shareholders of the Target Fund and the Acquiring Fund. In this regard, the Board noted that CHIM and its affiliates are likely to benefit from the elimination of duplicative expenses and the reduction of other associated operational costs resulting from the consolidation of funds with identical objectives and strategies. The Board took into account these benefits, among others, in the context of focusing on Fund shareholder benefits and evaluating the Merger overall, and determined that merging the Target Fund into the Acquiring Fund would be in the best interests of both Funds. The Board further determined that the interests of the shareholders of both the Target Fund and the Acquiring Fund would not be diluted as a result of the Merger.

In approving the Plan, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee likely attributed different weights to various factors.

The Board approved the Merger for the following reasons:

Overall Basis For Approval. The Board considered a number of factors in determining that the Merger would be in the best interests of the Target Fund and its shareholders. After taking into account the Funds’ generally materially similar investment objectives and investments strategies, the Board considered CHIM’s assessment that the Merger would result in a bond fund investing primarily in debt obligations such as bonds, notes and debentures, and bills issued by U.S. corporations or by the U.S. government, its agencies or instrumentalities, municipal securities, mortgage-backed securities, asset-backed securities, and collateralized mortgage obligations and fixed income ETFs and holding such investments for a “moderate” duration of three to five years being merged into a bond fund investing in identical investments but holding such investments for a “limited” duration of less than three and one-half years.

Portfolio Management. The Board considered that the Target Fund’s current portfolio managers are also the portfolio managers of the Acquiring Fund and will continue to serve as the portfolio managers of the Acquiring Fund after the Merger.

The Board considered that the investment objectives of the Target Fund and Acquiring Fund – (i) to seek total return and (ii) primarily to seek income and secondarily to seek capital appreciation, respectively, are generally materially similar although stated in different terms. The Board considered that the principal investment strategies of the Target Fund and Acquiring Fund are identical except to the extent that the Acquiring Fund’s principal investment strategy defines “Total Return” whereas the Target Fund’s principal investment strategy does not.

The Board noted that the Acquiring Fund’s management fee is 5 bps lower than the management fee of the Target Fund, and other fees and expenses of the Acquiring Fund are lower than or equal to those of the Target Fund. However, the total annual fund operating expenses of the Acquiring Fund are currently 21 bps higher than those of the Target Fund because of the Target Fund’s higher fee waivers. Shareholders of the Target Fund will pay higher overall fees after the Merger, in large part because fee waivers that have been in place for the Target Fund, which expire on December 31, 2024, have not applied to the Acquiring Fund, due to its relative superior performance. The Board considered the recommendation of CHIM regarding the overall benefits to Target Fund shareholders as described above and the reasonableness of the higher Acquiring Fund fees in light of recent performance and expiring fee waivers.

Greater Potential Economies Of Scale And Viability. The Board also considered that shareholders of both the Target Fund and the Acquiring Fund may benefit from the potential for greater economies of scale and viability in the future by consolidating the Target Fund, a bond fund investing primarily in debt obligations such as bonds, notes and debentures, and bills issued by U.S. corporations or by the U.S. government, its agencies or instrumentalities, municipal securities, mortgage-backed securities, asset-backed securities, and collateralized mortgage obligations and fixed income ETFs and holding such investments for a “moderate” duration of three to five years being merged into a bond fund investing in identical investments but holding the investments for a “limited” duration of less than three and one-half years, making the Acquiring Fund less sensitive to increased interests rates and creating conditions that are expected by CHIM to have greater potential for asset growth and viability following the Merger.

Compatible Objectives And Investment Strategies. As described in the section entitled “Merger Summary (Objectives, Strategies, Risks, Performance, Expense, Management and Tax Information) - Investment Objective and Strategy Comparison” above, the Board considered that the investment objective of the Target Fund – to seek total return – is generally materially similar to that of the Acquiring Fund – primarily to seek income and secondarily to seek capital appreciation.

The Acquiring Fund and the Target Fund also have generally materially similar principal investment strategies, except that the (i) Target Fund’s principal investment strategy defines “Total Return” whereas the Acquiring Fund’s principal investment strategy does not, (ii) the Target Fund holds its investments for a longer duration than the Acquiring Fund, and (iii) the Acquiring Fund contains an additional minimum investment threshold for interest-bearing bonds. With respect to item (ii) in the preceding sentence, the Target Fund holds its investments for a period ranging from three to five years, whereas the Acquiring Fund holds its investments for a period of less than three and one-half years. However, each of the Target Fund and Acquiring Fund invest in the same types of instruments.

With respect to item (iii) in the preceding paragraph, the Acquiring Fund normally invests at least 65% of its net assets in interest-bearing bonds; the Target Fund has also invested 65% of its net assets in interest-bearing bonds since inception.

The Board considered the Merger in light of the current interest rate environment and the impact of interest rates on the duration of certain investments. The Board also considered transaction costs and other related fees with respect to the Merger, as well as the tax implications.

Comparative Performance. The Board reviewed the performance of the Target Fund relative to that of the Acquiring Fund. •The Acquiring Fund has outperformed the Target Fund for each of the trailing 1, 3, 5, and 10 year periods and in each of the periods ended December 31, 2022, and December 31, 2023. CHIM acknowledges that, from each fund’s inception through the period ended December 31, 2021, the Target Fund posted better performance than the Acquiring Fund. However, given market conditions affecting each of the Acquiring Fund and the Target Fund. CHIM anticipates that the Acquiring Fund’s recent superior performance will continue. In reviewing comparative performance, the Board considered that the Funds’ investment objectives and principal investment strategies are generally materially similar. Shareholders should consult the chart in the section entitled “Merger Summary (Objectives, Strategies, Risks, Performance, Expense, Management and Tax Information) - Fund Performance Comparison” for more detailed performance information, including information about each Funds’ performance relative to that of its primary benchmark index. Of course, past performance is not predictive of future results.

Expenses Of The Merger. The Board was advised that CHIM or its affiliates will bear all expenses incurred in connection with the Merger (other than any brokerage or other transaction costs associated with the sale or purchase of portfolio securities in connection with the Merger). Expenses borne by CHIM in connection with the Merger are estimated to be approximately $115,000.00.

Conclusion. Ultimately, in the exercise of its business judgment, the Board determined that participating in the Merger would be in the best interests of both the Target Fund and the Acquiring Fund. The Board further determined that the interests of the shareholders of both the Target Fund and the Acquiring Fund would not be diluted as a result of the Merger.

AGREEMENT AND PLAN OF MERGER

The following summary of the Plan is qualified in its entirety by reference to Exhibit A attached hereto.

The Plan provides that the Acquiring Fund will acquire all of the assets of the Target Fund in exchange for shares of equal value of the Acquiring Fund (measured on the business day immediately preceding the Merger) and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, on a date and time agreed by the Funds and CHIM (immediately after the close of business on the day the Merger closes, the “Effective Time” and the date on which the Merger occurs, the “Closing Date”).

The number of full and fractional shares of each class of the Acquiring Fund to be received by each corresponding class of the Target Fund will be determined by dividing the value of assets net of known liabilities attributable to the Target Fund class by the net asset value (“NAV”) of one share of the applicable Acquiring Fund class. The Plan specifies that the method of determining the value of the assets net of liabilities and the NAV of each class of the Acquiring Fund shall be the same method used in determining the NAV of the Acquiring Fund in the ordinary course.

The valuation will be conducted on the business day immediately preceding the Closing Date or upon such other date as the parties may agree, as of the last time that the Acquiring Fund ordinarily calculates its NAV, or as of such other time as the parties may agree (the “Valuation Date”).

Prior to the Closing Date, the Target Fund will declare a distribution which, together with all previous distributions, shall have the effect of distributing to the Target Fund’s shareholders (in shares of the Target Fund, or in cash, as the shareholder has previously elected) substantially all of the Target Fund’s undistributed investment company taxable income (computed without regard to any deduction for dividends paid) for all taxable periods ending on or prior to the Closing Date, and all of its undistributed net capital gain realized in all taxable periods ending on or prior to the Closing Date (after reduction by any available capital loss carryforwards).

At the Effective Time or as soon as reasonably practicable thereafter, the Target Fund will liquidate and distribute pro rata to the Target Fund shareholders of record of each class as of the close of business on the Valuation Date the full and fractional shares of the corresponding class of the Acquiring Fund received by the Target Fund based on the shares of the Target Fund class owned by such shareholders. After these distributions and the winding up of its affairs, the Target Fund will be terminated as a series of the Trust in accordance with applicable law and its Amended and Restated Declaration of Trust (“Declaration of Trust”).

A majority of the Board may terminate the Plan on behalf of the Target Fund or Acquiring Fund under certain circumstances. In addition, completion of the Merger is subject to numerous conditions set forth in the Plan, including the accuracy of various representations and warranties, and receipt of a tax opinion generally to the effect that the Merger will qualify as a tax-free “reorganization” for U.S. federal income tax purposes.

CHIM will bear all expenses incurred in connection with the Merger (except for brokerage or other transaction costs associated with the sales or purchase of Portfolio securities in connection with the Merger).

MATERIAL U.S. FEDERAL INCOME TAX CONSEQUENCES OF THE MERGER

The following discussion summarizes the material U.S. federal income tax consequences of the Merger that are applicable to you as a Target Fund shareholder. It is based on the Code, applicable U.S. Treasury regulations, judicial authority, and administrative rulings and practice, all as of the date of this Prospectus/Information Statement and all of which are subject to change, including changes with retroactive effect. The discussion below does not address any state, local, or foreign tax consequences of the Merger. Your tax treatment may vary depending upon your particular situation. You also may be subject to special rules not discussed below if you are a certain kind of Target Fund shareholder, including, but not limited to: an insurance company; a tax-exempt organization; a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or an entity that is not organized under the laws of the United States or a political subdivision thereof; a holder of Target Fund shares as part of a hedge, straddle, conversion or other integrated transaction; a person with “applicable financial statements” within the meaning of Section 451(b) of the Code; a person who does not hold Target Fund shares as a capital asset at the time of the Merger; or an entity taxable as a partnership for U.S. federal income tax purposes.

The exchange of the Target Fund’s assets solely for the corresponding Acquiring Fund’s shares and the latter’s assumption of the Target Fund’s liabilities is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a)(1) of the Code. As a condition to consummation of the Merger, each Fund will receive an opinion from K&L Gates LLP, tax counsel (“Opinion”), substantially to the effect that – based on the facts and assumptions stated therein and conditioned on the representations and warranties made in the Plan and in separate letters, if requested, addressed to tax counsel being true and complete immediately after the close of business on the Closing Date and consummation of the Merger in accordance with the Plan (without the waiver or modification of any terms or conditions thereof and without taking into account any amendment thereof that tax counsel has not approved) – for federal income tax purposes:

(a)	The Acquiring Fund’s acquisition of the Target Fund’s assets in exchange solely for shares of the Acquiring Fund and the Acquiring Fund’s assumption of the Target Fund’s liabilities, followed by the Target Fund’s distribution of those shares pro rata to the Shareholders actually or constructively in exchange for their Target Shares and in complete liquidation of the Target Fund, will qualify as a “reorganization” (as defined in section 368(a)), and each Fund will be “a party to a reorganization” within the meaning of section 368(b) of the Code;

(b)	The Target Fund will recognize no gain or loss on the transfer of its assets to the Acquiring Fund in exchange solely for the Acquiring Fund’s shares and its assumption of the Target Fund’s liabilities or on the subsequent distribution of those shares to the Target Fund’s shareholders in exchange for their Target Fund shares;

(c)	The Acquiring Fund will recognize no gain or loss on its receipt of the Target Fund’s assets in exchange solely for the Acquiring Fund’s shares and its assumption of the Target Fund’s liabilities;

(d)	The Acquiring Fund’s basis in each asset it receives from the Target Fund will be the same as the Target Fund’s basis therein immediately before the Merger, and the Acquiring Fund’s holding period for each such asset will include the Target Fund’s holding period therefor (except where the Acquiring Fund’s investment activities have the effect of reducing or eliminating an asset’s holding period);

(e)	A Target Fund shareholder will recognize no gain or loss on the exchange of all its Target Fund shares solely for the Acquiring Fund’s shares pursuant to the Merger; and

(f)	A Target Fund shareholder’s aggregate basis in the corresponding Acquiring Fund’s shares it receives in the Merger will be the same as the aggregate basis in its Target Fund shares it actually or constructively surrenders in exchange for those Acquiring Fund shares, and its holding period for those Acquiring Fund shares will include, in each instance, its holding period for those Target Fund shares, provided the shareholder holds them as capital assets at the Effective Time.

No opinion will be expressed as to (1) the effect of the Merger on the Target Fund, the Acquiring Fund or any Target Fund shareholder with respect to any asset (including without limitation any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code) as to which any unrealized gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year or on the termination thereof, or (ii) upon the transfer of such asset regardless of whether such transfer would otherwise be a non-taxable transaction under the Code or (2) any other federal tax issues (except those set forth above) and any state, local or foreign tax issues of any kind.

No private ruling will be sought from the IRS with respect to the federal income tax consequences of the Merger. Opinions of counsel are not binding upon the IRS or the courts, are not guarantees of the tax results, and do not preclude the IRS from adopting or taking a contrary position, which may be sustained by a court. If the Merger is consummated but the IRS or the courts determine that the Merger does not qualify as a tax-free reorganization under the Code and, thus, is taxable, the Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of the Target Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the shares of the Acquiring Fund it receives.

Prior to the Merger, the Target Fund will declare and pay a distribution to its shareholders, which together with all previous distributions, will have the effect of distributing to its shareholders all of the Target Fund’s investment company taxable income (computed without regard to the deduction for dividends paid), net tax exempt income and realized net capital gain (after reduction for available capital loss carryforwards and excluding certain capital gain on which the Target Fund paid tax), if any, for all periods through the Closing Date. Such distributions will be taxable to shareholders for federal income tax purposes and may include net capital gain from the sale of portfolio assets as discussed below. Even if reinvested in additional shares of the Target Fund, which would be exchanged for shares of the Acquiring Fund in the Merger, such distributions will be taxable for federal income tax purposes.

If portfolio assets of the Target Fund are sold prior to the Merger, the tax impact of such sales will depend on the holding periods of such assets and the difference between the price at which such portfolio assets are sold and the Target Fund’s basis in such assets. Any capital gains recognized in these sales on a net basis (after taking into account any available capital loss carryforwards) will be distributed to the Target Fund’s shareholders as capital gains (to the extent of net long-term capital gain over any net short-term capital loss) or ordinary dividends (to the extent of net short-term capital gain over any net long-term capital loss) during or with respect to the year of sale, and such distributions will be taxable to shareholders.

The Merger will cause the tax year of the Target Fund to close. After the Merger, the Acquiring Fund’s ability to use the Target Fund’s or the Acquiring Fund’s realized and unrealized pre-Merger capital losses, if any, may be limited under certain federal income tax rules applicable to mergers of this type. Therefore, in certain circumstances, shareholders may pay federal income tax sooner, or may pay more federal income taxes, than they would have had the Merger not occurred. The effect of these potential limitations will depend on a number of factors, including the amount of the losses, the amount of gains to be offset, the exact timing of the Merger and the amount of unrealized capital gains in the Funds at the time of the Merger.

As of August 31, 2023, for U.S. federal income tax purposes, the Target Fund had capital loss carryforwards of $6,645,498. As of August 31, 2023, for U.S. federal income tax purposes, the Target Fund had net unrealized losses of $912,079. As of August 31, 2023, for U.S. federal income tax purposes, the Acquiring Fund had capital loss carryforwards of $6,374,531. As of August 31, 2023, for U.S. federal income tax purposes, the Acquiring Fund had net unrealized losses of $4,093,160. A Fund’s ability to carry forward capital losses, if any, and to use them to offset future gains may be limited as a result of the Merger. “Pre-acquisition losses” of either the Target Fund or the Acquiring Fund (including capital loss carryforwards, net current-year capital losses, and unrealized losses that exceed certain thresholds) may become subject to limitations on their use to offset gains of the combined Fund. Additionally, if one Fund has net unrecognized gains above a certain threshold as of the date of the Merger (“built-in gains”), the other Fund’s pre-Merger losses cannot be used to offset such built-in gains if they are recognized during the five-year period beginning on the date of the Merger.

Generally, when ownership of a “loss corporation” such as the Target Fund changes for tax purposes in connection with a reorganization (as will be the case here), the Code imposes various limitations on the use of loss carryforwards following the change in ownership. The amount of such loss carryforwards that can be used each year to offset post-Merger income is generally limited to an amount equal to the “federal long-term tax-exempt rate” (the applicable rate as of May 2024 is 3.45%) multiplied by the value of the “loss corporation’s” equity.

In addition, the Merger will result in the spreading of tax benefits and tax costs across the larger shareholder base of the combined Fund. On the one hand, the shareholders of the Target Fund will receive a proportionate share of any “built-in” (unrealized) gains in the Acquiring Fund’s assets, as well as any taxable gains realized by the Acquiring Fund but not distributed to its shareholders prior to the Merger, when such gains are eventually distributed by the Acquiring Fund. As a result, shareholders of the Target Fund may receive larger taxable distributions than they would have had the Merger not occurred. Additionally, any pre-acquisition losses of the Target Fund (whether realized or unrealized) remaining after the operation of the limitation rules described above will become available to offset post-Merger capital gains otherwise distributed to a broader group of shareholders than would have been the case absent such Merger, such that the benefit of those losses to the Target Fund shareholders may be further reduced relative to what the benefit would have been had the Merger not occurred. On the other hand, any pre-acquisition losses of the Acquiring Fund remaining after the operation of the limitation rules described above will be available to offset capital gains of the combined Fund realized after the Merger other than Target Fund built-in gains (as set forth above), potentially resulting in a tax benefit to the Target Fund shareholders.

While the Merger is expected to be tax-free for federal income tax purposes, shareholders will receive income and recognize gains for federal income tax purposes (except in the case of tax-advantaged shareholders, such as 401(k) plans or individual retirement accounts) in the event that the Target Fund must make a distribution to its shareholders by the Closing Date of all undistributed net income and net capital gains, including net capital gains realized by the Target Fund in connection with changes made to align its portfolio with that of the Acquiring Fund prior to the Merger. It is also expected that the Acquiring Fund will distribute its recognized gains to its shareholders prior to the Merger so that the Target Fund’s shareholders will not receive distributions of such gains after the Merger.

Tracking Your Basis and Holding Period; State and Local Taxes. After the Merger, you will continue to be responsible for tracking the adjusted tax basis and holding period of your shares for federal income tax purposes. However, mutual funds must report cost basis information to you and the IRS when a shareholder sells or exchanges shares acquired on or after January 1, 2012 that are not in a retirement account (“covered shares”). Cost basis reporting by a mutual fund is not required if the shares were acquired in a merger and the basis of the acquired shares is determined from the basis of shares that were not covered shares.

This discussion does not address any state, local or foreign tax issues and is limited to material federal income tax issues. You are urged and advised to consult your own tax advisors as to the federal, state, local, foreign, and other tax consequences of the Merger in light of your individual circumstances, including the applicability and effect of possible changes in any applicable tax laws.

ACCOUNT INFORMATION

Initial Sales Charge; Exemptions

The A Shares Funds are subject to an initial sales charge. The sales charge is used to compensate participating dealers for their expenses incurred in connection with the distribution of the A Shares. The amount of the initial sales charge is based upon the amount purchased.

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial adviser must notify the transfer agent and provide the necessary documentation at the time of purchase that your purchase qualifies for such treatment.

• Rights of Accumulation. You may combine your new purchases of A Shares of a Fund with other Bond or Equity Fund shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to purchasers of more than $200,000. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the value of other Bond or Equity Fund shares owned based on their current public offering price.

• Letters of Intent. Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of A Shares of one or more Bond or Equity Funds during a 13-month period. If you agree to purchase over $200,000, you will not pay an initial sales charge. If the full amount committed in the LOI is not invested by the end of the 13-month period, your account will be assessed the higher initial sales charge that would normally be applicable to the amount actually invested.

• Class A Series of the Funds may be purchased without an initial sales charge by the following persons (and their spouses and children under 21 years of age): (i) registered representatives and other employees of intermediaries that have selling agreements with the Distributor to sell Class A Shares; (ii) directors, officers, and employees of CHIM and its affiliates; (iii) Trustees and officers of the Trust; (iv) Investors that purchase directly from the Fund. In addition, the initial sales charge may be waived on purchases of Class A Shares through financial intermediaries that have entered into an agreement with the Distributor that allows the waiver of the sales charge. The Funds do not currently have any such sales waiver agreements in place with financial intermediaries.

• Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management brokerage account will be eligible only for the following front-end sales charge exceptions and the initial sales charge exceptions available to other investors listed immediately above are not available to investors investing through a Morgan Stanley Wealth Management brokerage account.

• Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

• Morgan Stanley employee and employee-related accounts according to MSSB’s account linking rules

• Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

• Shares purchased through a Morgan Stanley self-directed brokerage account

• Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program

• Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days’ following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

For further information about the initial sales charge applicable to the A Shares of the Funds, see the section “Shareholder Fee and Fund Expense Comparison” above.

Investors who purchase or own $200,000 or more of A Shares do not pay an initial sales charge. However, if you redeem A Shares purchased without paying sales charge prior to 12 months after the date of purchase, you will be subject to a CDSC of 1%. The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first and, then, shares in the order of their purchase.

The Distributor will pay dealer commissions on A Shares trades of $200,000 or more. The amount available for such payments is:

• Up to 1% of the first $4 million

• plus 0.50% on the next $6 million

• plus 0.25% on purchases more than $10 million

The Target Fund shareholders will not pay any front-end or deferred sales charges in connection with the Merger. However, any future purchases or reinvestments in the Acquiring Fund after the Merger will be subject to applicable sales charges as disclosed in the Acquiring Fund’s prospectus.

COMPENSATION TO FINANCIAL PROFESSIONALS AND INTERMEDIARIES

SHAREHOLDER SERVICING PLAN

Shareholder Servicing Plan

The Funds have adopted a Shareholder Servicing Plan, under which the Funds may enter into agreements with certain financial intermediaries who will provide certain support services to the Funds’ shareholders. For performing these services, Shareholder Servicing Agents may receive an annual fee of up to 0.25% of the average daily net assets of the shares of each Fund, other than the A Shares of the Funds, for which a fee of 0.10% of the daily net assets is available. “Shareholder Servicing Agents” may include investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including affiliates of CHIM. The Funds have entered into agreements under the Shareholder Servicing Plan with BOKF, NA, the owner of CHIM, and BOK Financial Securities, Inc., to provide financial intermediary services to the Funds’ shareholders in exchange for payments by the Funds for such services under the Shareholder Servicing Plan. BOKF, NA and BOK Financial Securities, Inc. have agreed to the contractual fee waivers shown in the table below for the Shareholder Servicing Fees to which they are entitled. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through December 31, 2024 and may only be modified with the approval of the Board.

	Shareholder Servicing Fee	Affiliate Shareholder Servicing Fee Waivers
Cavanal Hill Limited Duration Fund and Moderate Duration Fund
A Shares	0.10%	Waived in Full
Investor Shares	0.25%	Waived in Full
Institutional Shares	0.25%	Waived in Full

Distribution and Shareholder Servicing Arrangements — Revenue Sharing

CHIM, and from time to time affiliates of CHIM, at their own expense and out of their own legitimate profits, provide additional cash incentives to Shareholder Servicing Agents in connection with the sale, distribution, retention and servicing of the shares of the Funds. These additional cash incentives, sometimes referred to as “revenue sharing arrangements,” are payments over and above the sales charges (including 12b-1 fees) and service fees paid by the Funds. These additional cash payments are generally made to Shareholder Servicing Agents that provide shareholder servicing, marketing or access to sales meetings, sales representatives and Shareholder Servicing Agent management representatives. These payments are negotiated and may be based on such factors as: the number or value of shares that the Shareholder Servicing Agent sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the Shareholder Servicing Agent. Cash compensation may also be paid to Shareholder Servicing Agents for inclusion of the Funds on a sales list including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the Shareholder Servicing Agent provides shareholder services to Fund shareholders. The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of shares sold. These payments may be significant and may create an incentive for Shareholder Servicing Agents or their agents to recommend or sell shares of the Funds to you. If you have purchased shares of a Fund through a Shareholder Servicing Agent, please speak with that agent to learn more about any payments it receives from CHIM or its affiliates, as well as fees or commissions the agent charges. You should also consult disclosures made by your Shareholder Servicing Agent at the time of purchase. These payments are not reflected in the fees and expenses listed in the fee table section of the Funds’ prospectus, and will not change the NAV or the price of a Fund’s shares, because they are not paid by the Funds.

Commissions. If you purchase shares that do not have any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution from a broker or other financial intermediary acting on an agency basis, you may be required to pay a commission in an amount charged and separately disclosed to you by such party.

Because the Funds do not charge the fees and are not parties to any such commission arrangement between you and your broker or other financial intermediary, any purchases and redemptions will be made at the applicable NAV (before imposition of the commission) and are not reflected in the “Fees and Expenses of the Fund” section of the Funds’ Prospectus.

Brokers, Dealers and Agents. Please note that (i) investors may be charged fees—in addition to those assessed by the Funds—if they effect transactions through a Shareholder Servicing Agent, (ii) the Funds have, and may from time to time authorize one or more Shareholder Servicing Agents to receive on their behalf, purchase and redemption orders, and Shareholder Servicing Agents so authorized may also be authorized to designate other agents to receive purchase and redemption orders on the Funds’ behalf, (iii) with respect to orders received by a Shareholder Servicing Agent authorized to receive purchase and redemption orders on the Funds’ behalf, the Fund will be deemed to have received an order when an authorized agent, or, if applicable, such agent’s authorized designee, receives the order, and (iv) unless restricted by the 1940 Act and the rules of the SEC under the 1940 Act, customer orders will be priced at a Fund’s NAV next computed after such orders are received by an authorized agent or such authorized agent’s authorized designee.

BUYING AND SELLING FUND SHARES

Opening an Account and Buying Shares

	OPENING AN ACCOUNT	ADDING TO AN ACCOUNT
By Mail

• Make out a personal check or bank draft for the investment amount, payable to the Cavanal Hill Funds.

• Deliver the check or bank draft and your completed Account Registration Form to the Funds’ Custodian at BOKF, NA, Attention: Cavanal Hill Funds, P.O. Box 182730, Columbus, Ohio 43218-2730.

• Make out a personal check or bank draft for the investment amount, payable to the Cavanal Hill Funds.

• Deliver the check or bank draft and investment slip attached to your account statement (or, if unavailable, provide the Fund name, amount invested, account name, and account number) to the Funds’ Custodian at BOKF, NA, Attention: Cavanal Hill Funds, P.O. Box 182730, Columbus, Ohio 43218-2730.

By Overnight Mail

• Make out a personal check or bank draft for the investment amount, payable to the Cavanal Hill Funds.

• Deliver the check or bank draft and your completed Account Registration Form to c/o FIS Investor Services, LLC, 4249 Easton Way, Suite 400, Columbus, OH, 43219-6171.

• Make out a personal check or bank draft for the investment amount, payable to the Cavanal Hill Funds.

• Deliver the check or bank draft and investment slip attached to your account statement (or, if unavailable, provide the Fund name, amount invested, account name, and account number) to c/o FIS Investor Services, LLC, 4249 Easton Way, Suite 400, Columbus, OH, 43219-6171.

By Telephone or Wire Transfer	• Call (800) 762-7085 for instructions on opening an account by wire transfer.

• Deliver your completed Account Registration Form to the Funds at: c/o FIS Investor Services, LLC, 4249 Easton Way, Suite 400, Columbus, OH, 43219-6171.

• To place an order by telephone, call the Funds at (800) 762-7085 for instructions on purchasing additional shares by wire transfer.

• Your bank may charge a fee to wire funds.

By Electronic Funds Transfer	• Your bank must participate in the Automated Clearing House and must be a U.S. bank.

• Establish the electronic purchase option on your Account Registration Form or call (800) 762-7085.

• Call (800) 762-7085 to arrange an electronic purchase.

• Your bank may charge a fee to electronically transfer funds.

All purchases made by check should be in U.S. dollars.
Third party checks, credit card checks, starter checks on initial purchases, traveler’s checks, money orders or cash will not be accepted.

Selling Shares

TO SELL SOME OR ALL OF YOUR SHARES
By Mail

•  Write a letter of instruction indicating the Fund name, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

•   Include the account owner signature(s).

•  Mail the materials to the Funds’ Custodian at BOKF, NA, Attention: Cavanal Hill Funds, P.O. Box 182730, Columbus, Ohio 43218-2730.

•  A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

By Overnight Mail

•  Write a letter of instruction indicating the Fund name, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

•   Include the account owner signature(s).

•  Mail the materials to Cavanal Hill Funds, c/o FIS Investor Services, LLC, 4249 Easton Way, Suite 400, Columbus, OH, 43219-6171.

•   A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

By Telephone	• Call (800) 762-7085 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer).
By Wire

•   Accounts of any type which have elected the wire option on the Account Registration Form may call (800) 762-7085 to request a wire transfer.

•  If you call on any Business Day (as described in “Transaction Policies”), your payment will normally be wired to your bank on the next Business Day.

•   The Fund reserves the right to charge a wire fee.

•   Your bank may charge a fee to wire funds.

By Electronic Funds Transfer

•  Shareholders with accounts at a U.S. bank which participates in the Automated Clearing House may call (800) 762-7085 to request an electronic funds transfer.

•  If you call on any Business Day (as described in “Transaction Policies”), the NAV of your shares will be determined on the same day and you will receive your proceeds within a week after your request is received.

•   Your bank may charge a fee to electronically transfer funds.

Signature Authorization. For some transactions, the Trust requires proof that your signature authorizing a transaction is authentic. This verification can be provided in all cases by either a Signature Validation Program (SVP) stamp or a Medallion signature guarantee (MSG). MSG and SVP stamps can be obtained from financial institutions, including banks, broker/dealers, credit unions and savings associations. Please verify with the institution that it is an eligible guarantor institution prior to signing. In some instances, a Notary Public stamp is an acceptable alternative.

• Add/change banking instructions (SVP or MSG);

• Add/change authorized account traders (SVP or MSG);

• Change of name (Notary Public, SVP or MSG);

• Add/change beneficiaries (Notary Public, SVP or MSG);

• Adding a Power of Attorney (Notary Public, SVP or MSG);

• Add/change Trustee (Notary Public, SVP or MSG): and

• UTMA/UGMA custodian change (Notary Public, SVP or MSG).

Selling Shares in Writing. You will need a Medallion Signature Guarantee unless:

• the redemption check is payable to the shareholder(s) of record, and the check is mailed to the shareholder(s) of record and mailed to the address of record, or

• the redemption proceeds are being wired according to bank instructions currently on your account.

Receiving Your Money. Properly documented redemption requests received by a Fund or an authorized agent of the Fund will be effective the day received. The Funds typically expect that it will take one to three days following the receipt of a redemption request to pay out redemption proceeds. At various times, however, a Fund may be requested to redeem shares for which it has not yet received good payment; collection of payment may take ten or more days. If you have made your initial investment by check, you cannot receive the proceeds of that check until it has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a certified check. You may receive proceeds of your sale in a check, wire or ACH. The Funds typically expect to hold cash or cash equivalents to meet redemption requests. The Funds may also use the proceeds from the sale of portfolio securities to meet redemption requests. As described under “Redemption In Kind” below, the Funds reserve the right to redeem in kind. Redemptions in kind are typically used to meet redemption requests that represent a large percentage of a Fund’s net assets in order to minimize the effect of large redemptions on the Fund and its remaining shareholders. These redemption methods will be used regularly in the circumstances described and may also be used in stressed market conditions.

Involuntary Sales of Your Shares. Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your shares at NAV if your account balance in any Fund, other than the A Shares, drops below $500. Each Fund also reserves the right to redeem your shares at NAV in order to comply with its responsibilities under the 1940 Act. Before a Fund exercises its right to redeem your shares you will be given at least sixty days’ written notice.

Postponement of Redemption Request. The Funds may postpone payment for shares at times when the New York Stock Exchange (“NYSE”) is closed or under any emergency circumstances as determined by the SEC. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your request by regular or overnight mail. Follow the instructions above under “Selling Your Shares.”

Redemption In Kind. The Funds reserve the right to make payment in securities rather than cash, known as “redemption in kind.” This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of a Fund’s net assets). If a Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist (in whole or in part) of securities equal in market value to your shares. In kind payment may come in the form of a pro-rata-slice of the Fund’s portfolio (potentially with certain exclusions and modifications), individual securities on a representative basket of securities, in each case, subject to regulatory guidance. When you convert these securities to cash, you will pay transaction charges.

Undeliverable Redemption and Distribution Checks. If distribution or redemption checks (1) are returned and marked as “undeliverable” or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be cancelled and the money reinvested in the appropriate Fund as of the cancellation date. No interest is paid during the time the check is outstanding.

Repurchases. If you redeem A Class Shares, and within 60 days buy new A Class Shares of the same or another Cavanal Hill Fund (equal to all or at least $200 of the redemption amount), you will not pay a sales charge on the new purchase amount. This right may be exercised once a year and within 60 days of the redemption, provided that the A Shares Class of the selected Fund is currently open to new investors or the shareholder has a current account in that fund. Shares will be purchased at the NAV calculated at the close of trading on the day the request is received. To exercise this privilege, the Fund must receive written notification from the shareholder of record or the financial intermediary of record, at the time of purchase. Investors should consult a tax adviser concerning the tax consequences of exercising this reinstatement privilege.

Payments to Financial Intermediaries

The Funds and their affiliated service providers may pay fees as described below to broker-dealers and other financial institutions whose customers are shareholders of the Funds, including affiliates of CHIM, for sale of Fund shares and related services.

Buy and Sell Prices. When you buy shares, you pay the NAV next determined after your order is received by the Fund or its designated agent, which could be the following “Business Day” (defined as each day on which the New York Stock Exchange is open for regular trading). When you sell shares, you receive the NAV next determined after your order is received by the Fund or its designated agent, which could be the following Business Day.

Fair Value Pricing Policies. Each of the Funds will fair value price its securities when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In addition, the Funds’ Pricing Committee will review exception priced securities (i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) on a quarterly basis. In these situations, the Funds’ Pricing Committee, under the general supervision of the Board, will employ certain methodologies to determine a fair value for the securities. Fair value pricing should result in a more accurate determination of a Fund’s NAV price, which should eliminate the potential for arbitrage in a Fund.

A “significant event” is one that occurred before the valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such “significant events” relate to developments in foreign securities that occur after the close of trading in their respective markets. The Funds’ foreign investments are generally limited to debt securities issued by foreign banks and foreign branches or subsidiaries of U.S. banks. Thus, the situations in which the Funds will be required to fair value price because of a significant event are limited.

EXCHANGING SHARES

How to Exchange Your Shares. Shares of either Fund may be exchanged without payment of a sales charge for the same class of shares of any Cavanal Hill Fund. Shares of one share class may be exchanged for shares of another share class with a higher initial purchase requirement without payment of a sales charge if you become eligible to purchase such share class. Any exchange will be made on the basis of the relative net asset values of the shares exchanged. The Funds reserve the right to redeem in the event that a shareholder no longer meets the minimum investment requirements. The Funds reserve the right to eliminate or to alter the terms of this exchange offer upon sixty days’ notice to shareholders.

A shareholder wishing to exchange his or her shares may do so by contacting the Funds at (800) 762-7085 or by providing written instructions to the Funds at FIS Investor Services, LLC, 4249 Easton Way - Suite 400, Columbus, OH 43219-3035. Any shareholder who wishes to make an exchange must have received a current Prospectus of the Fund in which he or she wishes to invest before the exchange will be effected.

TRANSACTION POLICIES; PRICING FUND SHARES

Calculation of Net Asset Value. The NAV per share of a Fund is determined by dividing the total market value of the Fund’s investments and other assets, less any liabilities, by the total number of outstanding shares of the Fund.

Valuation of Shares

•  The NAV of each Fund is determined as of the close of regular trading of the NYSE (generally 4 p.m. Eastern time) on each day in which the NYSE is open for regular trading (a “Business Day”). On any Business Day that the NYSE closes early, the Funds will close for trading at the time the NYSE closes. Purchase, redemption and exchange orders must be received by the NYSE close on those days to receive that day’s NAV. To the extent a Fund invests through a foreign exchange, value may change at times when a Fund shareholder is not able to trade.

•  The assets in each Fund is valued at market value. If market quotations are not readily available, the securities will be valued at fair value by the Funds’ Pricing Committee. For further information about valuation of investments, see the SAI.

•  The Funds may invest in one or more open-end management investment companies that are registered under the 1940 Act. The Funds’ net asset value calculation includes the net asset values of the registered open-ended management investment companies in which the Funds invest. The prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Buy and Sell Prices. When you buy shares, you pay the NAV next determined after your order is received by the Fund or its designated agent, which could be the following Business Day. When you sell shares, you receive the NAV next determined after your order is received by the Fund or its designated agent, which could be the following Business Day.

Fair Value Pricing Policies. Each Fund will fair value price its securities when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In addition, the Funds’ Pricing Committee will review exception priced securities (i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) on a quarterly basis. In these situations, the Funds’ Pricing Committee, under the general supervision of the Board, will employ certain methodologies to determine a fair value for the securities. Fair value pricing should result in a more accurate determination of a Fund’s NAV price, which should eliminate the potential for arbitrage in a Fund.

A “significant event” is one that occurred before the valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such “significant events” relate to developments in foreign securities that occur after the close of trading in their respective markets. The Funds’ foreign investments, if any, are generally limited to debt securities issued by foreign banks and foreign branches or subsidiaries of U.S. banks. Thus, the situations in which the Funds will be required to fair value price because of a significant event are limited.

Market Timing Trading Policy. The Funds do not authorize, and use reasonable methods to discourage, short term or excessive trading, often referred to as “market timing.” Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing or excessive trading may result in dilution of the value of fund shares held by long-term shareholders, disrupt portfolio management, and increase fund expenses for all shareholders. The Funds will take reasonable steps to discourage excessive short-term trading and the Funds’ Board has adopted the following policies and procedures with respect to market timing. The Funds will monitor selected trades in an effort to detect excessive short-term trading. If a Fund has reason to believe that a shareholder has engaged in excessive short-term trading, the Fund may ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s accounts. In addition to rejecting purchase orders in connection with suspected market timing activities, the Funds can reject a purchase order for any reason. While the Funds cannot assure the prevention of all excessive trading and market timing, by making these judgments the Funds believe they are acting in a manner that is in the best interests of shareholders.

Market Timers may disrupt portfolio management and harm fund performance. To the extent that the Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the Funds use a variety of methods to detect and deter market timing, due to the complexity involved in identifying excessive trading there is no assurance that the Funds efforts will identify and eliminate all trades or trading practices that may be considered abusive. In accordance with Rule 22c-2 under the 1940 Act, the Trust has entered into information sharing agreements with certain financial intermediaries. Under these agreements, a financial intermediary is obligated to: (1) adopt and enforce during the term of the agreement, a market timing policy, the terms of which are acceptable to the Trust; (2) furnish the Trust, upon its request, with information regarding customer trading activities in shares of the Trust; and (3) enforce its market-timing policy with respect to customers identified by the Trust as having engaged in market timing. When information regarding transactions in the Trust’s shares is requested by the Trust and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an “indirect intermediary”), any financial intermediary with whom the Trust has an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Trust, to restrict or prohibit the indirect intermediary from purchasing shares of the Trust on behalf of other persons. The Funds apply these policies and procedures to all shareholders believed to be engaged in market timing or excessive trading. The Funds have no arrangements to permit any investor to trade frequently in shares of the funds, nor will it enter into any such arrangements in the future. We reserve the right to modify our policies and procedures related to market timing at any time without prior notice as we deem in our sole discretion to be in the best interests of Fund shareholders, or to comply with state or Federal legal requirements.

DISTRIBUTIONS

Each Fund will distribute, at least annually, its net investment income and net realized capital gain. Distributions of any net investment income (other than distributions properly designated as qualified dividend income and exempt-interest dividends, as discussed below) generally are taxable to shareholders as ordinary income. Taxes on distributions of capital gain are determined by how long the Fund owned the investments that generated the gains, rather than how long a shareholder has owned his or her Shares. Distributions of net capital gain (that is, the excess of net long-term capital gain from the sale of investments that the Fund owned for more than one year over net short-term capital loss), if any, that are properly designated by the Fund as Capital Gain Dividends, will be taxable as long-term capital gain regardless of how long a shareholder has held Fund Shares. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. Distributions of long-term capital gain generally will be subject to a 20% tax rate in the hands of shareholders who are individuals, with lower rates applying to taxpayers in tax rate brackets lower than the highest rate bracket, and will not be eligible for the dividends-received deduction. Distributions from capital gain are generally made after applying any capital loss carryover. Distributions are taxable to Fund shareholders whether received in cash or reinvested in additional Fund Shares.

Dividends and distributions on a Fund’s units of beneficial interests (“Shares”) are generally subject to federal income taxation as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may represent economically a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of Shares purchased at a time when the Fund’s NAV reflects gains that are either unrealized, or realized but not yet distributed. Such realized gains may be required to be distributed even when the Fund’s NAV also reflects unrealized losses.

If a Fund makes a distribution in excess of its net investment income and net realized capital gains, if any, in any taxable year, the excess distribution will be treated as ordinary dividend income (not eligible for tax-exempt treatment) to the extent of the Fund’s current and accumulated “earnings and profits” (including earnings and profits arising from tax-exempt income, and also specifically including the amount of any non-deductible expenses arising in connection with such tax-exempt income). For Funds with taxable years other than the calendar year, if post-December 31 distributions exceed the amount of the excess distribution for the taxable year, the entire excess distribution will be allocated to post-December 31 distributions and will be treated as ordinary income. Distributions in excess of earnings and profits will be treated as a return of capital to the extent of a shareholder’s basis for tax purposes in Fund Shares, and thereafter as capital gain. A return of capital is not taxable, but it does reduce the shareholder’s basis in the Shares, which increases the gain (or reduces the loss) on a subsequent taxable disposition by the shareholder of those Shares.

A dividend paid to shareholders by a Fund in January generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Funds will provide federal tax information to its shareholders annually, including information about dividends and distributions paid during the preceding year.

In general, distributions of investment income reported by a Fund as derived from “qualified dividend income” will be treated as qualified dividend income by a non-corporate shareholder provided the shareholder meets the holding period and other requirements. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s Shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. The Funds do not expect a significant portion of their distributions to be derived from qualified dividend income.

In any event, if the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund’s dividends (other than Capital Gain Dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

Dividends of net investment income received by corporate shareholders of a Fund will qualify for the dividends-received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend (1) if the stock on which the dividend is paid is considered to be “debt-financed” (generally, acquired with borrowed funds), (2) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (3) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends-received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its Shares of the Fund or (2) by application of the Code.

INFORMATION ON SHAREHOLDERS’ RIGHTS

FORM OF ORGANIZATION; DESCRIPTION OF SHARES

The Funds are series of the Trust. The Trust is an open-end management investment company registered with the SEC under the 1940 Act, which continuously offers shares to the public. The Trust is organized as a Massachusetts statutory business trust and is governed by the Declaration of Trust and applicable state and federal law. The rights of shareholders of the Target Fund and the Acquiring Fund are set forth in the Declaration of Trust and Bylaws and are identical. Set forth below is a brief summary of the material rights of shareholders of the Funds.

Each Fund is a separate series of a Massachusetts business trust which was organized on October 1, 1987 and began active operations in August of 1990. The Declaration of Trust was filed with the Secretary of State of the Commonwealth of Massachusetts on October 2, 1987 and authorizes the Board to issue an unlimited number of Shares, which are units of beneficial interest, with par value of $0.00001. Each Fund is a separate series of the Trust and offers A Class, Investor Class and Institutional Class Shares. The Declaration of Trust authorizes the Board to divide or redivide any unissued Shares of the Trust into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus and SAI, the Trust’s Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, shareholders of a Fund (“Shareholders”) are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective series of the Trust, of any general assets not belonging to any particular Fund which are available for distribution.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical (in which case the Shareholders of the Funds will vote in the aggregate), or that the matter does not affect any interest of the Fund (in which case no vote by the Shareholders of the Fund in question will be required). Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. Rule 18f-2, however, also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Trust voting without regard to series.

SHAREHOLDER AND TRUSTEE LIABILITY; INDEMNIFICATION

Under Massachusetts law, holders of units of beneficial interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust provides, however, that Shareholders shall not be subject to any personal liability for the obligations of the Funds, and that every written agreement, obligation, instrument, or undertaking made by the Funds shall contain a provision to the effect that the Shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any Shareholder held personally liable solely by reason of his being or having been a Shareholder. The Declaration of Trust also provides that the Funds shall, upon request, assume the defense of any claim made against any Shareholder for any act or obligation of the Funds, and shall satisfy any judgment thereon. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which the Funds themselves would be unable to meet their obligations.

The Declaration of Trust states further that no Trustee, officer, or agent of the Funds shall be personally liable in connection with the administration or preservation of the assets of the Trust or the conduct of the Funds’ business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Funds shall look solely to the assets of the Trust for payment.

SHAREHOLDER MEETING AND VOTING RIGHTS

The Funds are not required to hold a meeting of Shareholders for the purpose of electing Trustees, except in circumstances where less than a majority of the Trustees holding office have been elected by Shareholders. Trustees may not, without Shareholder approval, appoint one or more Trustees if, following such appointment, less than two-thirds of the Trustees holding office have been elected by the Shareholders. In addition, the Funds have undertaken to hold a meeting of Shareholders for the purpose of voting upon the question of removal of any Trustee or Trustees when requested by the holders of Shares representing not less than 10% of the outstanding Shares of the Trust. A removal proposal at such a meeting would succeed if supported by the vote of the holders of (i) 67% or more of the Shares present at the meeting, if the holders of more than 50% of the outstanding Shares of the Trust are present or represented by proxy; or (ii) 50% of the outstanding Shares of the Trust, whichever is less. The Trust’s Declaration of Trust provides that any action to be taken at a shareholder meeting may also be effected by a written consent. All actions with respect to the election and removal of Trustees are subject to the requirements of the 1940 Act and rules and regulations thereunder. Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

The Trust is registered with the SEC as a management investment company. Such registration does not involve supervision by the SEC of the management or policies of the Trust.

This Prospectus/Information Statement omits certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC’s website at http://www.sec.gov or from the SEC upon payment of the prescribed fee.

This Prospectus/Information Statement is not an offering of the securities herein described in any state or other jurisdiction in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in this Prospectus/Information Statement.

LIQUIDATION

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in this Prospectus/Information Statement, the Trust’s Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, Shareholders of a Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective series of the Trust, of any general assets not belonging to any particular Fund which are available for distribution.

LIABILITY AND INDEMNIFICATION OF TRUSTEES

Article VIII of the Trust’s Agreement and Declaration of Trust provides for the indemnification of the Trust’s trustees and officers. Indemnification of the Trust’s principal underwriter is provided for in the Agreement between the Trust and that service provider as filed or incorporated by reference as an Exhibit hereto. As of the effective date of this Prospectus/Information Statement, the Trust has obtained from a major insurance carrier a trustees and officers’ liability policy covering certain types of errors and omissions. In no event will the Trust indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with the Trust. The Trust will comply with Rule 484 under the Securities Act of 1933, as amended (the “1933 Act”) and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers, and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

PRINCIPAL HOLDERS OF FUND SHARES

As of July 1, 2024, the Trustees and Officers of the Funds, as a group, owned less than one percent of the Shares of each of the Funds.

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders with a controlling interest could affect the outcome of voting or the direction of management of the Funds. Further, a withdrawal of the investment of a control person could adversely affect the Funds.

The following table indicates each person known by the Funds to own beneficially five percent (5%) or more of the Shares of the Fund as of July 1, 2024:

FUND CLASS	PERCENT OF THE CLASS TOTAL ASSETS HELD BY THE SHAREHOLDER OF RECORD
LIMITED DURATION FUND — A SHARES
LPL Financial Corporation 75 State Street, 24th Floor Boston, MA 02109	97.94%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	14.88%
LIMITED DURATION FUND — INVESTOR SHARES
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	53.28%
Morgan Stanley Smith Barney LLC 2000 Westchester Ave LD Purchase, NY 10577-2530	14.43%
NABank Co PO Box 2180 Tulsa, OK 74101	12.34%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	10.30%
LIMITED DURATION FUND — INSTITUTIONAL SHARES
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	43.74%
NABank Co PO Box 2180 Tulsa, OK 74101	42.50%
LPL Financial Corporation 75 State Street, 24th Floor Boston, MA 02109	12.26%
MODERATE DURATION FUND — A SHARES
LPL Financial Corporation 75 State Street, 24th Floor Boston, MA 02109	97.94%
FUND CLASS	PERCENT OF THE CLASS TOTAL ASSETS HELD BY THE SHAREHOLDER OF RECORD
MODERATE DURATION FUND — INVESTOR SHARES
NABank Co PO Box 2180 Tulsa, OK 74101	61.25%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	14.16%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	8.64%
WELLS FARGO CLEARING SERVICES, LLC “HOLD AND REDEEM ONLY” ONE NORTH JEFFERSON AVENUE ST LOUIS, MO 63103	6.16%
MODERATE DURATION FUND — INSTITUTIONAL SHARES
NABank Co PO Box 2180 Tulsa, OK 74101	89.78%
LPL Financial Corporation 75 State Street, 24th Floor Boston, MA 02109	5.89%

FINANCIAL STATEMENTS

The Report of the Independent Registered Public Accounting Firm, and Financial Statements included in the Cavanal Hill Funds’ Annual Report for the fiscal year ended August 31, 2023, are incorporated by reference into this Prospectus/Information Statement. The Financial Highlights of each of the Target Fund and the Acquiring Fund for the fiscal year ended August 31, 2023, are available in the Annual Report, which is incorporated herein by reference. The Financial Highlights for each of the Target Fund and the Acquiring Fund for the semi-annual report period ended February 29, 2024, are attached to this Prospectus/Information Statement as Exhibit C. A copy of the Annual Report dated as of August 31, 2023, and the Semi-Annual Report dated February 29, 2024, may be obtained without charge by contacting the Distributor, Cavanal Hill Distributors, Inc. at One Williams Center, 15th Floor, Bank of Oklahoma Tower, Tulsa, Oklahoma, 74172, or by telephoning toll-free at 1-800-762-7085.

PRO FORMA CAPITALIZATION

The following tables set forth the capitalizations of the Fund as of February 29, 2024, and the capitalization of the Acquiring Fund on a pro forma basis as of that date after giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio for each Class as listed in the table below. The following data is provided for informational purposes only. No assurance can be given as to how many shares will be received upon consummation of the Merger. The actual number of shares received by Target Fund shareholders upon consummation of the Merger may differ from the projections provided below.

Cavanal Hill Limited Duration Fund	Exchange Ratio
A Shares	1.061
Investor Shares	1.060
Institutional Shares	1.062

CAVANAL HILL MODERATE DURATION FUND INTO CAVANAL HILL LIMITED DURATION FUND

Total Net Assets	Cavanal Hill Moderate Duration Fund (Target Fund)	Cavanal Hill Limited Duration Fund (Acquiring Fund)	Share Adjustments	Combined Pro Forma
Total Net Assets
A Shares	$175,035	$2,708,205		$2,883,240
Investor Shares	$2,872,204	$1,361,486		$4,233,690
Institutional Shares	$6,961,899	$27,457,581		$34,419,480
Total	$10,009,138	$31,527,272		$41,536,410
Net Asset Value per Share
A Shares	$9.61	$9.06		$9.06
Investor Shares	$9.60	$9.06		$9.06
Institutional Shares	$9.61	$9.05		$9.05
Total Shares Outstanding
A Shares	18,215	298,902	1,105	318,222
Investor Shares	299,039	150,352	17,981	467,372
Institutional Shares	724,627	3,034,354	44,644	3,803,625
Total	1,041,881	3,483,608	63,730	4,589,219

ADDITIONAL INFORMATION

The Target Fund and Acquiring Fund are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith files reports and other information with the SEC.

More information may be obtained free of charge upon request.

The SAI, a current version of which is on file with the SEC, contains more details about the Funds.

Annual and semi-annual reports to shareholders contain additional information about the Funds’ investments. The Funds’ annual report also discusses the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

The Funds also file their complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year. The Funds’ most recent portfolio holdings are also available at http://www.cavanalhillfunds.com.

If you have questions about the Funds or your account, or wish to obtain free copies of the Funds’ current prospectuses, SAI, annual or semi-annual reports, please contact us as follows:

By Telephone:

Call 1-800-762-7085

By Mail:

Cavanal Hill Funds

4249 Easton Way - Suite 400

Columbus, Ohio 43219-6171

By Internet:

http://www.cavanalhillfunds.com

From the SEC:

You can also obtain the SAI, the Annual and Semi-Annual Reports, Proxy Voting Policies and Procedures and other information about the Cavanal Hill Funds, from the SEC’s web site (http://www.sec.gov). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington DC 20549-0102 or by sending an e-mail to: publicinfo@sec.gov.

Investment Adviser & Administrator

Cavanal Hill Investment

Management, Inc.

One Williams Center, 15th Floor

Tulsa, Oklahoma 74172-0172

Distributor

Cavanal Hill Distributors, Inc.

One Williams Center, 15th Floor

Bank of Oklahoma Tower

Tulsa, Oklahoma 74172-0172

EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made this 25th day of April, 2024, by The Cavanal Hill Funds, an open-end management investment company established as a Massachusetts business trust (the “Trust”), on behalf of the Cavanal Hill Moderate Duration Fund, a separate series of the Trust (the “Target Fund”), and the Trust, on behalf of the Cavanal Hill Limited Duration Fund, a separate series of the Trust (the “Acquiring Fund”).

This Agreement is intended to be, and is adopted, as a plan for the reorganization of the Target Fund with the Acquiring Fund upon the terms and conditions set forth in this Agreement (the “Merger”). The Merger is intended to qualify as a reorganization of the Target Fund and Acquiring Fund within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder. The Target Fund owns securities that are assets of the character in which the Acquiring Fund is permitted to invest. The Acquiring Fund and the Target Fund have agreed to combine through the transfer of all of the Assets (as defined below) of the Target Fund to the Acquiring Fund in exchange solely for shares of the Acquiring Fund (“Acquiring Fund Shares”), as well as the assumption of the Target Fund’s Liabilities (as defined below), and the distribution of Acquiring Fund Shares to the shareholders of the Target Fund in liquidation of the Target Fund.

WHEREAS, each of the Acquiring Fund and the Target Fund is a series of the Trust, which is an open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”).

WHEREAS, each of the Acquiring Fund and the Target Fund qualifies as a “regulated investment company” under Subchapter M of the Code;

WHEREAS, Target Fund offers three classes of shares, A Shares (“Target A Shares”), Investor Shares (“Target Investor Shares”) and Institutional Shares (“Target Institutional Shares” and, together with Target A Shares and Target Investor Shares, the “Target Shares”); and Acquiring Fund offers three classes of shares having identical characteristics, rights and preferences to the corresponding Target Shares, A Shares (“Acquiring A Shares”), Investor Shares (“Acquiring Investor Shares”) and Institutional Shares (“Acquiring Institutional Shares”);

WHEREAS, the Board of Directors of the Trust (the “Board”) ”), including a majority of the Directors who are not “interested persons,” as defined in the 1940 Act, has determined that the Merger is in the best interests of each of the Target Fund and the Acquiring Fund and that interests of the existing shareholders of each of the Target Fund and the Acquiring Fund will not be diluted with respect to the net asset value as a result of the Merger; and

WHEREAS, the Board has reasonably determined that the Merger will not have a material adverse effect on the shareholders of each share class of each of the Target Fund and the Acquiring Fund participating in the Merger.

Exhibit A-1

NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto agree as follows:

1)	Assets and Liabilities to be Transferred

a)	Merger. As of the close of regular trading on the New York Stock Exchange (“Exchange”) on the Closing Date (as hereinafter defined), all the Assets of the Target Fund shall be delivered as provided in paragraph 2(c) to BOKF, NA, custodian of the Acquiring Fund’s assets (“Custodian”), in exchange for which, the Acquiring Fund shall:

(i)	issue and deliver to Target Fund the number of full and fractional (all references herein to “fractional” shares meaning fractions rounded to the third decimal place) (1) Acquiring A Shares determined by dividing Target Fund’s net asset value (computed as set forth in paragraph 1(b) (“Target Value”) attributable to the Target A Shares outstanding at the Effective Time (as defined in paragraph 2(a)) by the net asset value (determined as set forth in paragraph 1(b)) (“NAV”) per share of an Acquiring A Share, (2) Acquiring Investor Shares determined by dividing the Target Value attributable to the Target Investor Shares then outstanding by the NAV per share of an Acquiring Fund Investor Share, and (3) Acquiring Institutional Shares determined by dividing the Target Value attributable to the Target Institutional Shares then outstanding by the NAV per share of an Acquiring Institutional Share, and

(ii)	assume all of Target Fund’s Liabilities (as defined below).

b)	Valuation. The net asset value of Acquiring A Shares, Acquiring Investor Shares and Acquiring Institutional Shares and the Target Value shall, in each case, be computed as of the Valuation Time (as hereinafter defined). The net asset value of such Acquiring Fund Shares shall be computed in the manner set forth in the Acquiring Fund’s current prospectus and statement of additional information under the Securities Act of 1933 (“1933 Act”) and the 1940 Act. The value of the Assets of the Target Fund to be transferred shall be computed by the Acquiring Fund in accordance with the policies and procedures of the Acquiring Fund as described in the Acquiring Fund’s current prospectus and statement of additional information under the 1933 Act and the 1940 Act, subject to review and approval by the Target Fund and to such adjustments, if any, agreed to by the parties (the “Valuation Procedures”).

c)	Assets and Liabilities. The Assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all assets and property, including, without limitation, all rights, cash, securities, and other financial instruments, claims (whether absolute or contingent, known or unknown), receivables (including dividends, interest, principal, subscriptions and other receivables), goodwill and other intangible property, contractual rights and choses in action, copies of all books and records belonging to the Target Fund (including all books and records required to be maintained under the 1940 Act), any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date, and all interests, rights, privileges and powers, other than the Target Fund’s rights under this Agreement at the Valuation Time as defined in paragraph 2(b), excluding the estimated costs of extinguishing any Excluded Liability (as defined below) and cash in an amount necessary to pay any dividends pursuant to sub-paragraph 10(e) (collectively, “Assets”). The Assets of the Target Fund shall be delivered to the Acquiring Fund free and clear of all liens, encumbrances, hypothecations and claims whatsoever, and there shall be no restrictions on the full transfer thereof. The Acquiring Fund shall assume only those liabilities, expenses, costs, charges and reserves reflected on the Statement of Assets and Liabilities of the Target Fund prepared on behalf of the Target Fund, as of the Valuation Time, in accordance with generally accepted accounting principles consistently applied from the prior audited period, except for the Target Fund’s Excluded Liabilities (as defined below), if any, pursuant to this Agreement (collectively, “Liabilities”). If prior to the Closing Date, the Acquiring Fund identifies a Liability that the Acquiring Fund and the Target Fund mutually agree should not be assumed by the Acquiring Fund, such Liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Target Fund and the Acquiring Fund at the Closing (the “Excluded Liabilities”).

Exhibit A-2

d)	Dividends. If the dividends and/or other distributions Target Fund has paid through the Effective Time for its current taxable year do not equal or exceed the sum of its (a) “investment company taxable income” (within the meaning of section 852(b)(2)), computed without regard to any deduction for dividends paid, plus (b) “net capital gain” (as defined in section 1222(11)), after reduction by any capital loss carryovers, for that year through that time, then at or as soon as practicable before that time, Target Fund shall declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of that income and gain -- and in no event less than the sum of 98% of its “ordinary income” plus 98.2% of its “capital gain net income,” as those terms are defined in section 4982(e)(1) and (2), respectively -- for all federal income tax periods ending at or before the Effective Time, and treating its current taxable year as ending at that time, such that Target Fund will have no tax liability under section 852 for the current and any prior tax periods.

e)	Distribution of Acquiring Fund Shares. At the Effective Time (or as soon thereafter as is reasonably practicable), Target Fund shall distribute the Acquiring Fund Shares it receives pursuant to paragraph 1(a) to its shareholders of record determined at the Effective Time (each, a “Shareholder”), in proportion to their Target Shares then held of record and in constructive exchange therefor, and shall completely liquidate (which shall be treated as a complete liquidation of Target for federal tax purposes, within the meaning of section 1.368-2(m)(1)(iv) of the Regulations). That distribution shall be accomplished by the Trust’s transfer agent’s opening accounts on Acquiring Fund’s shareholder records in the names of the Shareholders (except Shareholders in whose names accounts thereon already exist) and transferring those Acquiring Fund Shares to those newly opened and existing accounts. Pursuant to that transfer, each Shareholder’s account shall be credited with the respective pro rata number of full and fractional Acquiring Fund Shares due that Shareholder, by class (e.g., the account for each Shareholder that holds Target A Shares shall be credited with the respective pro rata number of full and fractional Acquiring A Shares due that Shareholder, and so on). The aggregate NAV of Acquiring Fund Shares of each class to be so credited to each Shareholder’s account shall equal the aggregate NAV of the Target Shares that Shareholder owns at the Effective Time. All issued and outstanding Target Shares, including any represented by certificates, shall simultaneously be canceled on Target Fund’s shareholder records. Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares issued in connection with the Reorganization.

f)	Cessation of Activity. After the Effective Time, Target shall not conduct any business except in connection with its termination. As soon as reasonably practicable after distribution of the Acquiring Fund Shares pursuant to paragraph 1(e) -- as provided there, on making that distribution Target’s liquidation shall be complete for federal tax purposes -- but in all events within six months after the Effective Time, (a) Target shall be terminated as a series of the Trust and (b) the Trust shall make all filings and take all other actions in connection therewith required by applicable law, and otherwise necessary and proper, to effect that termination.

g)	Continuing Responsibilities. Any reporting responsibility of Target to a public authority, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain its responsibility up to and including the date on which it is terminated. In furtherance of the foregoing, after the Effective Time, the Trust shall prepare, or shall cause its agents to prepare, any federal, state, and local tax returns, including any Forms 1099, required to be filed by it with respect to Target’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall cause those tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

Exhibit A-3

h)	Transfer Taxes. Any transfer taxes payable on issuance and transfer of Acquiring Fund Shares in a name other than that of the registered holder on Target’s shareholder records of the Target Shares actually or constructively exchanged therefor shall be paid by the transferee thereof as a condition of that transfer.

2)	Definitions

a)	Closing and Closing Date. Subject to the terms and conditions hereof, all acts necessary to consummate the transactions contemplated by this Agreement (the “Closing”) shall be deemed to occur simultaneously as of immediately after the close of business (4:00 p.m., Eastern Time) on July 31, 2024, or such later time as the Trust may determine (the “Effective Time”). In the event that on the Closing Date (i) the Exchange is closed or trading thereon is restricted, or (ii) trading or the reporting of trading on the Exchange or elsewhere is disrupted so that accurate appraisal of the value of the Target Fund assets or the net asset value of the Acquiring Fund Shares is impractical, the Closing shall be postponed until the first business day after the first business day when trading on the Exchange or elsewhere shall have been fully resumed and reporting thereon shall have been restored, or such other business day as soon thereafter as may be agreed upon by the parties. The date on which the Closing actually occurs is herein referred to as the “Closing Date.”

b)	Valuation Time. The values for purposes of Section 1 and shall be computed immediately after the close of trading on the Exchange and Target Fund’s declaration of dividends and/or other distributions, if any, on the Closing Date shall be the “Valuation Time.” The stock transfer books of the Target Fund will be permanently closed as of the Valuation Time. The Target Fund shall only accept redemption requests received by it in proper form prior to the close of regular trading on the Exchange on the Closing Date. Redemption requests received thereafter shall be deemed to be redemption requests for Acquiring Fund shares to be distributed to Target Fund shareholders pursuant to the Plan (assuming that the transactions contemplated by this Agreement have been consummated).

c)	Delivery. The Trust shall direct the Custodian of its assets to deliver at the Closing a certificate of an authorized officer (“Certificate”) stating that (a) the Assets it holds will be transferred to Acquiring Fund at the Effective Time and (b) Acquiring Fund’s books immediately after the Closing will reflect the Assets transferred by Target to Acquiring Fund, plus any existing assets of Acquiring Fund prior to the Closing.

3)	Shareholder Records. The Trust shall direct its transfer agent to deliver at or immediately after the Closing a Certificate stating that its records contain (a) the name, address, and taxpayer identification number of each Shareholder, (b) the number of full and fractional outstanding Target Shares, by class, each Shareholder owns, and (c) the dividend reinvestment elections, if any, applicable with respect to each Shareholder, all as of the Effective Time.

4)	Share Records. The Trust shall direct its transfer agent to deliver (a) at the Closing, a confirmation, or other evidence satisfactory to the Trust, that the Acquiring Fund Shares to be issued to Target pursuant to paragraph 1(e) have been credited to Target Fund’s account on Acquiring Fund’s shareholder records and (b) at or as soon as reasonably practicable after the Closing, a Certificate as to the opening of accounts on those records in the names of the Shareholders.

Exhibit A-4

5)	Target Fund Securities. The Target Fund has provided the Acquiring Fund with a list of all of the Target Fund’s portfolio investments as of the date of execution of this Agreement. The Target Fund may sell any of these investments and will confer with the Acquiring Fund with respect to investments for the Target Fund. The Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the Target Fund with a statement of the Acquiring Fund’s investment objectives, policies, and restrictions and a list of the investments, if any, on the list referred to in the first sentence of this paragraph 5 that do not conform to such objectives, policies, and restrictions. In the event that the Target Fund holds any investments that the Acquiring Fund may not hold, the Target Fund will, consistent with the foregoing and its own policies and restrictions, use its reasonable efforts to dispose of such investments prior to the Closing Date, provided, however, that in no event will the Target Fund be required to dispose of assets to an extent which would cause less than one-third of the historical business assets of the Target Fund to be transferred to the Acquiring Fund pursuant to this Agreement or to take any action that is inconsistent with paragraph 8(l) below. In addition, if it is determined that the portfolios of the Target Fund and the Acquiring Fund, when aggregated, would contain any investments exceeding certain percentage limitations applicable to the Acquiring Fund with respect to such investments, the Target Fund will, if requested by the Acquiring Fund, in a manner consistent with the foregoing and its own policies and restrictions, use its reasonable efforts to dispose of an amount of such investments sufficient to avoid violating such limitations as of the Closing Date. On the Delivery Date, the Target Fund shall deliver to the Acquiring Fund a list setting forth the securities then owned by the Target Fund (“Securities List”), which shall be prepared in accordance with the requirements of the Code and the regulations promulgated thereunder for specific identification tax lot accounting and which shall clearly reflect the basis used for determination of gain and loss realized on the partial sale of any security transferred to the Acquiring Fund. The records from which the Securities List will be prepared shall be made available by the Target Fund prior to the Closing Date for inspection by the Acquiring Fund’s treasurer or his designee or the auditors of the Acquiring Fund upon reasonable request.

6)	Expenses. Neither the Acquiring Fund nor the Target Fund shall be responsible for any expenses (other than brokerage, taxes, and any non-recurring extraordinary items) in connection with the carrying-out of this Agreement.

7)	Legal Opinions.

a)	Opinion of Target Fund Counsel. At the Closing, the Target Fund shall furnish the Acquiring Fund with such written opinion of Frederic Dorwart, Lawyers PLLC, and the factual representations supporting such opinions which shall be, in form and substance reasonably satisfactory to the Acquiring Fund.

b)	Opinion of Acquiring Fund Counsel. At the Closing, the Acquiring Fund shall furnish the Target Fund with a written opinion of Frederic Dorwart, Lawyers PLLC, and the factual representations supporting such opinions which shall be, in form and substance reasonably satisfactory to the Target Fund.

Exhibit A-5

c)	Tax Opinion. As a condition of closing, the Trust shall have received an opinion of K&L Gates LLP (“Tax Counsel”) as to the federal income tax consequences mentioned below (“Tax Opinion”). The requirement to obtain this opinion may not be waived. In rendering the Tax Opinion, Tax Counsel may assume satisfaction of all the conditions set forth in this Agreement, may treat them as representations and warranties the Trust made to Tax Counsel, and may rely as to factual matters, exclusively and without independent verification, on those representations and warranties and on the representations, as may be required by Tax Counsel, made in separate letters from each Fund addressed to Tax Counsel (collectively, “Representations”). The Tax Opinion shall be substantially to the effect that -- based on the facts and assumptions stated therein and conditioned on the Representations’ being true and complete at the Effective Time and consummation of the Merger in accordance herewith (without the waiver or modification of any terms or conditions hereof and without taking into account any amendment hereof that Tax Counsel has not approved) -- for federal income tax purposes:

(1)    Acquiring Fund’s acquisition of the Assets in exchange solely for Acquiring Fund Shares and its assumption of the Liabilities, followed by Target Fund’s distribution of those shares pro rata to the Shareholders actually or constructively in exchange for their Target Shares and in complete liquidation of Target Fund, will qualify as a “reorganization,” as defined in section 368(a), and each Fund will be “a party to a reorganization” within the meaning of section 368(b);

(2)    Target Fund will recognize no gain or loss on the transfer of the Assets to Acquiring Fund in exchange solely for Acquiring Fund Shares and Acquiring Fund’s assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in exchange for their Target Shares;

(3)    Acquiring Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Fund Shares and its assumption of the Liabilities;

(4)    Acquiring Fund’s basis in each Asset will be the same as Target Fund’s basis therein immediately before the Merger, and Acquiring Fund’s holding period for each Asset will include Target’s holding period therefor (except where Acquiring Fund’s investment activities have the effect of reducing or eliminating an Asset’s holding period);

(5)    A Shareholder will recognize no gain or loss on the exchange of all its Target Shares solely for Acquiring Fund Shares pursuant to the Merger; and

(6)    A Shareholder’s aggregate basis in the Acquiring Fund Shares it receives in the Merger will be the same as the aggregate basis in its Target Shares it actually or constructively surrenders in exchange for those Acquiring Fund Shares; and its holding period for those Acquiring Fund Shares will include, in each instance, its holding period for those Target Shares, provided the Shareholder holds the latter as capital assets at the Effective Time.

Notwithstanding subparagraphs (2) and (4), the Tax Opinion may state that no opinion is expressed as to the effect of the Merger on the Funds or any Shareholder with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

Exhibit A-6

8)	Target Fund Representations, Warranties, and Covenants. The Target Fund hereby represents and warrants to the Acquiring Fund, and covenants and agrees with the Acquiring Fund:

a)	that the audited statement of assets and liabilities, including the schedule of portfolio investments, and the related statement of operations and statement of changes in net assets of the Target Fund as of February 29, 2024, and for the year then ended heretofore delivered to the Acquiring Fund were prepared in accordance with generally accepted accounting principles, reflect all liabilities of the Target Fund, whether accrued or contingent, which are required to be reflected or reserved against in accordance with generally accepted accounting principles, and present fairly the financial position and results of operations of the Target Fund as of said date and for the period covered thereby;

b)	that the Target Fund will furnish to the Acquiring Fund an unaudited statement of assets and liabilities, including the schedule of portfolio investments (or a statement of net assets in lieu of a statement of assets and liabilities and a schedule of portfolio investments), and the related statement of operations and statement of changes in net assets of the Target Fund for the period commencing on the date following the date specified in paragraph 8(a) above and ending on the Closing Date. These financial statements will be prepared in accordance with generally accepted accounting principles and will reflect all liabilities of the Target Fund, whether accrued or contingent, which are required to be reflected or reserved against in accordance with generally accepted accounting principles, will present fairly the financial position and results of operations of the Target Fund as of the dates of such statements and for the periods covered thereby;

c)	that there are no legal, administrative, or other proceedings pending or, to the knowledge of the Target Fund, overtly threatened against the Target Fund which would individually or in the aggregate materially affect the financial condition of the Target Fund or the Acquiring Fund’s ability to consummate the transactions contemplated hereby;

d)	that the execution and delivery of this Agreement by the Target Fund and the consummation of the transactions contemplated herein have been authorized by the Board of Directors of the Target Fund by vote taken at a meeting of the Board of Directors of the Target Fund duly called and held on April 25, 2024, and that approval by the Acquiring Fund’s shareholders of this Agreement or the consummation of the transactions contemplated herein is not required under applicable Massachusetts and federal law;

e)	that from the date of this Agreement through the Closing Date, there shall not have been:

i)	any material change in the business, results of operations, assets, or financial condition or the manner of conducting the business of the Target Fund (other than changes in the ordinary course of its business or relating to the transactions contemplated by this Agreement, including, without limitation, dividends and distributions in the ordinary course, changes in the net asset value per share, redemptions in the ordinary course of business, and changes in sales volume), which has had a material adverse effect on such business, results of operations, assets, or financial condition, except in all instances as set forth in the financial statements of the Target Fund referred to in paragraphs 8(a) and 8(b) above;

ii)	any loss (whether or not covered by insurance) suffered by the Target Fund materially and adversely affecting the assets of the Target Fund, other than depreciation of securities;

iii)	issued any option to purchase or other right to acquire stock of the Target Fund of any class granted by the Target Fund to any person (excluding sales in the ordinary course and a dividend reinvestment program);

Exhibit A-7

iv)	any indebtedness incurred by the Target Fund for borrowed money or any commitment to borrow money entered into by the Target Fund, except as provided in the current prospectus and statement of additional information of the Target Fund or so long as it will not prevent the Target Fund from complying with paragraph 8(i);

v)	any amendment to the governing documents of the Target Fund except to effectuate the transactions contemplated hereunder or otherwise as disclosed in writing to the Acquiring Fund; or

vi)	any grant or imposition of any lien, claim, charge, or encumbrance upon any asset of the Target Fund except as provided in the current prospectus and statement of additional information of the Target Fund or so long as it will not prevent the Target Fund from complying with paragraph 8(i);

f)	that there are no material contracts outstanding to which the Target Fund is bound other than as disclosed to the Acquiring Fund;

g)	that the Target Fund has filed all federal, state, and local tax returns and reports required by law to have been filed, that all federal, state and local income, franchise, property, sales, employment, or other taxes payable pursuant to such returns and reports have been paid so far as due, or provision has been made for the payment thereof, and that, to the knowledge of the Target Fund, no such return is currently under audit and no assessment has been asserted with respect to any such return other than with respect to all such matters which are not material individually or in the aggregate;

h)	that, as promptly as practicable, but in any case, within sixty (60) days after the Closing Date, the Target Fund shall furnish the Acquiring Fund with a statement of the earnings and profits of the Target Fund for federal income tax purposes;

i)	that on the Closing Date the Target Fund will have good and marketable title to the assets of the Target Fund to be conveyed hereunder, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims, and equities whatsoever, and full right, power, and authority to sell, assign, transfer, and deliver such assets and shall deliver such assets to the Acquiring Fund as set forth in paragraph 1(a) hereof. Upon delivery of such assets, the Acquiring Fund will receive good and marketable title to such assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims, and equities, except as to adverse claims of which the Acquiring Fund has notice at or prior to the time of delivery. Except as set forth on the Securities List, none of the securities comprising the assets of the Target Fund will be “restricted securities” under the 1933 Act or the rules and regulations of the Securities and Exchange Commission (“Commission”) thereunder;

j)	that the Prospectus/Information Statement (hereinafter defined) at the time of delivery by the Target Fund to all shareholders of record on July 1, 2024, to notify shareholders of this transaction, on the Closing Date and at the time of the liquidation of the Target Fund set forth in paragraph 1(e) above, as amended or as supplemented if it shall have been amended or supplemented, will conform in all material respects to the applicable requirements of the 1933 Act, the Securities Exchange Act of 1934 (“1934 Act”) and the 1940 Act and the rules and regulations of the Commission thereunder, and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading, except that no representations or warranties in this section apply to statements or omissions which are based on written information furnished by the Acquiring Fund to the Target Fund;

Exhibit A-8

k)	that the Target Fund is not, and the execution, delivery, and performance of this Agreement will not result, in a material violation of any provision of its Agreement and Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Target Fund is a party or by which it is bound and that this Agreement constitutes a valid and legally binding obligation of the Target Fund, enforceable against the Target Fund in accordance with its terms, except as enforceability may be affected by bankruptcy laws, laws affecting creditors generally, and general principles of equity;

l)	that the Target Fund will take all actions within its control necessary to cause the Merger contemplated by this Agreement to qualify, as of and after the Closing, as a reorganization within the meaning of Section 368(a) of the Code; and

m)	that the Target Fund is registered with the Commission under the 1940 Act, classified as a management investment company, and subclassified as an open-end company.

9)	Acquiring Fund Representations, Warranties, and Covenants. The Acquiring Fund hereby represents and warrants to the Target Fund, and covenants and agrees with the Target Fund:

a)	that the audited statement of assets and liabilities, including the schedule of portfolio investments, and the related statement of operations and statement of changes in net assets of the Acquiring Fund as of February 29, 2024, and for the year then ended heretofore delivered to the Target Fund were prepared in accordance with generally accepted accounting principles, reflect all liabilities of the Acquiring Fund, whether accrued or contingent, which are required to be reflected or reserved against in accordance with generally accepted accounting principles, and present fairly the financial position and results of operations of the Acquiring Fund as of said date and for the period covered thereby;

b)	that the Acquiring Fund will furnish to the Target Fund an unaudited statement of assets and liabilities, including the schedule of portfolio investments (or a statement of net assets in lieu of a statement of assets and liabilities and a schedule of portfolio investments), and the related statement of operations and statement of changes in net assets of the Acquiring Fund for the period commencing on the date following the date specified in paragraph 8(a) above and ending on the Closing Date. These financial statements will be prepared in accordance with generally accepted accounting principles and will reflect all liabilities of the Acquiring Fund, whether accrued or contingent, which are required to be reflected or reserved against in accordance with generally accepted accounting principles, will present fairly the financial position and results of operations of the Acquiring Fund as of the dates of such statements and for the periods covered thereby;

c)	that there are no legal, administrative, or other proceedings pending or, to its knowledge, overtly threatened against the Acquiring Fund which would individually or in the aggregate materially affect the financial condition of the Acquiring Fund’s ability to consummate the transactions contemplated hereby;

Exhibit A-9

d)	that the execution and delivery of this Agreement by the Acquiring Fund and the consummation of the transactions contemplated herein have been authorized by the Board of Directors of the Acquiring Fund by vote taken at a meeting of the Board of Directors of the Acquiring Fund duly called and held on April 25, 2024, and that approval by the Acquiring Fund’s shareholders of this Agreement or the consummation of the transactions contemplated herein is not required under applicable Massachusetts and federal law;

e)	that from the date of this Agreement through the Closing Date, there shall not have been any material change in the business, results of operations, assets, or financial condition or the manner of conducting the business of the Acquiring Fund (other than changes in the ordinary course of its business, including, without limitation, dividends and distributions in the ordinary course, changes in the net asset value per share, redemptions in the ordinary course of business, and changes in sales volume), which has had an adverse material effect on such business, results of operations, assets, or financial condition, except in all instances as set forth in the financial statements of the Acquiring Fund referred to in paragraph 9(a) and 9(b) above;

f)	that the Acquiring Fund is registered with the Commission under the 1940 Act, classified as a management investment company, and subclassified as an open-end diversified company;

g)	that the shares of the Acquiring Fund to be issued pursuant to paragraph 1(a) will be duly registered under the 1933 Act by the Registration Statement (hereinafter defined) in effect on the Closing Date and at the time of the liquidation of the Target Fund set forth in paragraph 1(e) above;

h)	that the Acquiring Fund Shares are duly authorized and validly issued and are fully paid, nonassessable, and free of any preemptive rights and conform in all material respects to the description thereof contained in the Prospectus/Information Statement as in effect on the Closing Date and at the time of the liquidation of the Target Fund set forth in paragraph 1(e) above;

i)	that the Acquiring Fund is not, and the execution, delivery, and performance of this Agreement will not result, in a material violation of any provision of the Acquiring Fund’s Agreement and Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound, and that this Agreement constitutes a valid and legally binding obligation of the Acquiring Fund, enforceable against the Acquiring Fund in accordance with its terms, except as enforceability may be affected by bankruptcy laws, laws affecting creditors generally, and general principles of equity;

j)	that the Acquiring Fund will take all actions within its control necessary to cause the Merger contemplated by this Agreement to qualify, as of and after the Closing, as a reorganization within the meaning of Section 368(a) of the Code;

k)	that the Acquiring Fund has filed all federal, state, and local tax returns and reports required by law to have been filed, that all federal, state, and local income, franchise, property, sales, employment, or other taxes payable pursuant to such returns and reports have been paid so far as due, or provision has been made for the payment thereof, and that, to the knowledge of the Acquiring Fund, no such return is currently under audit and no assessment has been asserted with respect to any such return, other than with respect to all such matters those which are not material individually or in the aggregate;

Exhibit A-10

l)	that the Prospectus/Information Statement at the time of delivery by the Target Fund to its shareholders to inform shareholders of this transaction, on the Closing Date and at the liquidation of the Target Fund set forth in paragraph 1(e) above, as amended or as supplemented if it shall have been amended or supplemented, and the Registration Statement on the effective date thereof, on the Closing Date and at the liquidation of the Target Fund set forth in paragraph 1(e) above, will conform in all material respects to the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations of the Commission thereunder, and will not include any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, except that no representations or warranties in this section apply to statements or omissions which are based on written information furnished by the Target Fund to the Acquiring Fund; and

m)	the current prospectus and statement of additional information of the Acquiring Fund (copies of which are available) conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

10)	Certain Conditions. Unless waived by the parties in writing in their sole discretion, all obligations of the parties hereunder are subject to the fulfillment, prior to or at the Closing, of each of the following conditions:

a)	Registration Statement and Prospectus/Information Statement. The Acquiring Fund will file a registration statement on Form N-14 with the Commission under the 1933 Act in order to register the Acquiring Fund Shares to be issued hereunder. Such registration statement in the form in which it shall become effective and, in the event any post-effective amendment thereto becomes effective prior to the Closing Date, such registration statement as amended, is referred to herein as the “Registration Statement.” The Target Fund will file a prospectus and information statement with the Commission under the 1940 Act and the 1933 Act, relating to this Agreement and the transactions herein contemplated, in the form of a combined prospectus and information statement and related statement of additional information included in the Registration Statement. The combined Prospectus/Information Statement and related statement of additional information that is first filed pursuant to Rule 497(b) under the 1933 Act is referred to herein as the “Prospectus/Information Statement.” The Acquiring Fund and the Target Fund each will exert reasonable efforts to cause the Registration Statement to become effective under the 1933 Act as soon as practical and agree to cooperate in such efforts. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act. Upon effectiveness of the Registration Statement, the Target Fund will cause the Prospectus/Information Statement to be delivered to the shareholders of the Target Fund of record, in sufficient time to comply with requirements as to notice thereof, the Prospectus/Information Statement, which complies in all material respects with the applicable provisions of Section 14(c) of the 1934 Act, and the rules and regulations thereunder.

b)	Pending or Threatened Proceedings. On the Closing Date, no action, suit, or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

Exhibit A-11

c)	Appropriate Amendments to Trust. The Target Fund shall execute and cause to be filed with the Massachusetts Secretary of State, such trust amendments or other documents, as necessary to eliminate designation of the Target Fund, as appropriate.

d)	Declaration of Dividend. The Target Fund, as set forth in paragraph 1(d), shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Target Fund shareholders all of the investment company taxable income and realized capital gain for all taxable periods of the Target Fund which are required to be distributed to avoid federal income or excise tax applicable to regulated investment companies.

e)	State Securities Laws. The parties shall have received all permits and other authorizations necessary under state securities laws to consummate the transactions contemplated herein.

f)	Performance of Covenants. Each party shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by it prior to or at the Valuation Time and the Closing Date.

g)	Representations and Warranties. The representations and warranties of each party set forth in this Agreement will be true and correct on the Closing Date, and each party shall deliver to the other a certificate of a duly authorized officer of such party to that effect.

11)	Notices. All notices, requests, instructions, and demands in the course of the transactions herein contemplated shall be in writing addressed to the respective parties as follows and shall be deemed given: (i) on the next day if sent by prepaid overnight courier and (ii) on the same day if given by hand delivery or telecopy.

If to the Acquiring Fund:

Cavanal Hill Funds

4400 Easton Commons, Suite 200

Columbus, Ohio 43219

If to the Target Fund:

Cavanal Hill Funds

4400 Easton Commons, Suite 200

Columbus, Ohio 43219

or to such other address as the parties from time to time may designate by written notice to all other parties hereto.

12)	Termination and Postponement.

a)	This Agreement may be terminated or postponed by the Acquiring Fund or the Target Fund at any time, before or after approval by the Board of Trustees, upon the giving of written notice to the other, if the conditions specified in paragraphs 8, 9, and 10 have not been performed or do not exist on or before August 31, 2024, or to the extent permitted by law.

b)	In the event of termination of this Agreement pursuant to paragraph 12(a) of this Agreement, neither party (nor its officers, or directors) shall have any liability to the other.

Exhibit A-12

13)	Exhibits. All Exhibits shall be considered as part of this Agreement.

14)	Miscellaneous. This Agreement shall bind and inure to the benefit of the parties and their respective successors and assigns. It shall be governed by, construed, and enforced in accordance with the laws of the State of Massachusetts. The Target Fund and the Acquiring Fund represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein. The Target Fund and the Acquiring Fund agree that no party has made any representation, warranty, or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties as to the subject matter hereof. The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder for a period of three (3) years thereafter. The paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. This Agreement shall be executed in any number of counterparts, each of which shall be deemed an original. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement. Whenever used herein, the use of any gender shall include all genders.

15)	Amendments. The Target Fund and the Acquiring Fund by mutual consent of their Boards of Directors or authorized committees or officers may amend this Agreement in such manner as may be agreed upon; provided, however, that after the requisite approval of the shareholders of the Target Fund has been obtained, this Agreement shall not be amended or modified so as to change the provisions with respect to the transactions herein contemplated in any manner which would materially and adversely affect the rights of such shareholders without their further approval.

16)	Waiver. The failure of any party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of any party thereafter to enforce each and every such provision. No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach.

17)	Liability.

a)	The Target Fund and the Acquiring Fund acknowledge and agree that all obligations of the Target Fund under this Agreement are binding only with respect to the Target Fund; that any liability of the Target Fund under this Agreement or in connection with the transactions contemplated herein shall be discharged only out of the assets of the Target Fund.

b)	The Acquiring Fund and the Target Fund acknowledge and agree that all obligations of the Acquiring Fund under this Agreement are binding only with respect to the Acquiring Fund; that any liability of the Acquiring Fund under this Agreement or in connection with the transactions contemplated herein shall be discharged only out of the assets of the Acquiring Fund.

Exhibit A-13

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed and by their officers thereunto duly authorized, as of the day and year first above written.

THE CAVANAL HILL FUNDS, on behalf of
CAVANAL HILL MODERATE DURATION FUND

By:	/s Bill King
Name: Bill King
Title: President & CEO

THE CAVANAL HILL FUNDS, on behalf of
CAVANAL HILL LIMITED DURATION FUND

By:	/s Bill King
Name: Bill King
Title: President & CEO

Exhibit A-14

EXHIBIT B

COMPARISON OF THE FUNDS’ FUNDAMENTAL INVESTMENT POLICIES

Target Fund Moderate Duration	Acquiring Fund Limited Duration Fund
None of the Funds shall purchase securities on margin, except that the Funds may obtain such short-term credits as are necessary for the clearance of portfolio transactions, and the Funds may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.	None of the Funds shall purchase securities on margin, except that the Funds may obtain such short-term credits as are necessary for the clearance of portfolio transactions, and the Funds may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

None of the Funds shall sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or has segregated with the Custodian an amount of cash or liquid assets to cover the short position), however, this policy does not prevent the Funds from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.	None of the Funds shall sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or has segregated with the Custodian an amount of cash or liquid assets to cover the short position), however, this policy does not prevent the Funds from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

None of the Funds shall write call options if the Fund does not own the underlying security.	None of the Funds shall write call options if the Fund does not own the underlying security.

None of the Funds shall participate on a joint or joint and several basis in any securities trading account, except for use of short-term credit necessary for clearance of purchases of portfolio securities.	None of the Funds shall participate on a joint or joint and several basis in any securities trading account, except for use of short-term credit necessary for clearance of purchases of portfolio securities.

None of the Funds shall underwrite the securities of other issuers, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of “restricted securities.”	None of the Funds shall underwrite the securities of other issuers, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of “restricted securities.”

None of the Funds shall purchase or sell commodities or commodity contracts, except that (i) the Bond Fund may invest in futures contracts and options on futures contracts for commodities if, immediately thereafter, the aggregate initial margin deposits for futures contracts, and premium paid for related options, does not exceed 5% of such Fund’s total assets and the value of securities that are the subject of such futures and options (both for receipt and delivery) does not exceed one-third of the value of the Fund’s total assets and (ii) the World Energy Fund shall be limited to investments in commodity derivative instruments; provided, however, it may purchase ETFs that invest in commodities, commodity futures and options.	None of the Funds shall purchase or sell commodities or commodity contracts, except that (i) the Bond Fund may invest in futures contracts and options on futures contracts for commodities if, immediately thereafter, the aggregate initial margin deposits for futures contracts, and premium paid for related options, does not exceed 5% of such Fund’s total assets and the value of securities that are the subject of such futures and options (both for receipt and delivery) does not exceed one-third of the value of the Fund’s total assets and (ii) the World Energy Fund shall be limited to investments in commodity derivative instruments; provided, however, it may purchase ETFs that invest in commodities, commodity futures and options.

None of the Funds shall purchase participations or other direct interests in oil, gas or mineral exploration or development programs or leases (however, investments by the Bond and Equity Funds in marketable securities of companies engaged in such activities are not precluded).	None of the Funds shall purchase participations or other direct interests in oil, gas or mineral exploration or development programs or leases (however, investments by the Bond and Equity Funds in marketable securities of companies engaged in such activities are not precluded).

None of the Funds shall invest in any issuer for purposes of exercising control or management.	None of the Funds shall invest in any issuer for purposes of exercising control or management.

Exhibit B-1

None of the Funds shall purchase or retain securities of any issuer if the officers or Trustees of the Funds or the officers or directors of the Adviser owning beneficially more than one-half of 1% of the securities of such issuer together own beneficially more than 5% of such securities.	None of the Funds shall purchase or retain securities of any issuer if the officers or Trustees of the Funds or the officers or directors of the Adviser owning beneficially more than one-half of 1% of the securities of such issuer together own beneficially more than 5% of such securities.

None of the Funds shall invest more than 5% of a Fund’s total assets in the securities of issuers which together with any predecessors have a record of less than three years of continuous operation.	None of the Funds shall invest more than 5% of a Fund’s total assets in the securities of issuers which together with any predecessors have a record of less than three years of continuous operation.

None of the Funds shall purchase or sell real estate, including real estate limited partnership interests (however, each Bond Fund and Equity Fund may, to the extent appropriate to its investment objective, purchase securities secured by real estate or interests therein or securities issued by companies investing in real estate or interests therein).	None of the Funds shall purchase or sell real estate, including real estate limited partnership interests (however, each Bond Fund and Equity Fund may, to the extent appropriate to its investment objective, purchase securities secured by real estate or interests therein or securities issued by companies investing in real estate or interests therein).

Under the 1940 Act, and the rules, regulations and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any one issuer (other than obligations of, or guaranteed by, the U.S. government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer’s voting securities would be held by the fund. Each of the Funds, other than the Hedged Income Fund, is a “diversified company” and shall be subject to the foregoing limitations. In addition, though not a fundamental investment restriction (and therefore subject to change without a shareholder vote), to the extent required by rules of the SEC, the U.S. Treasury Fund and the Government Securities Money Market Fund each generally apply the diversified company restriction with respect to 100% of their portfolios (rather than 75%). As a non-diversified fund, the Hedged Income Fund is not subject to the foregoing limitations	Under the 1940 Act, and the rules, regulations and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any one issuer (other than obligations of, or guaranteed by, the U.S. government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer’s voting securities would be held by the fund. Each of the Funds, other than the Hedged Income Fund, is a “diversified company” and shall be subject to the foregoing limitations. In addition, though not a fundamental investment restriction (and therefore subject to change without a shareholder vote), to the extent required by rules of the SEC, the U.S. Treasury Fund and the Government Securities Money Market Fund each generally apply the diversified company restriction with respect to 100% of their portfolios (rather than 75%). As a non-diversified fund, the Hedged Income Fund is not subject to the foregoing limitations

“Concentration” is generally interpreted under the 1940 Act to mean investing more than 25% of total assets in an industry or group of industries. With the exception of the World Energy Fund, none of the Funds may purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) this limitation shall not apply to the purchase of obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities, or, for money market funds, in accordance with its investment objectives and policies, bank certificates of deposits, bankers’ acceptances, and repurchase agreements secured by bank instruments (such bank certificates of deposits, bankers’ acceptances, and repurchase agreements secured by bank instruments may be issued or guaranteed by U.S. banks and U.S. branches of foreign banks); (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry) and (d) this limitation shall not apply to tax-exempt Municipal Securities or governmental guarantees of Municipal Securities; and further, that for the purpose of this limitation only, private activity bonds that are backed only by the assets and revenues of a non-governmental user shall not be deemed to be Municipal Securities. The World Energy Fund shall not concentrate its investments in any industry or group of industries other than the energy industry or group of industries.	“Concentration” is generally interpreted under the 1940 Act to mean investing more than 25% of total assets in an industry or group of industries. With the exception of the World Energy Fund, none of the Funds may purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) this limitation shall not apply to the purchase of obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities, or, for money market funds, in accordance with its investment objectives and policies, bank certificates of deposits, bankers’ acceptances, and repurchase agreements secured by bank instruments (such bank certificates of deposits, bankers’ acceptances, and repurchase agreements secured by bank instruments may be issued or guaranteed by U.S. banks and U.S. branches of foreign banks); (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry) and (d) this limitation shall not apply to tax-exempt Municipal Securities or governmental guarantees of Municipal Securities; and further, that for the purpose of this limitation only, private activity bonds that are backed only by the assets and revenues of a non-governmental user shall not be deemed to be Municipal Securities. The World Energy Fund shall not concentrate its investments in any industry or group of industries other than the energy industry or group of industries.

Exhibit B-2

The 1940 Act limits a Fund’s ability to borrow money. A Fund may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by such Fund. None of the Funds shall borrow money, except that (i) each Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions and (ii) each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing. Any mortgage, pledge, or hypothecation in connection with any such borrowing shall be in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of such Fund’s total assets at the time of its borrowing. No Fund will purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of the total assets of such Fund.	The 1940 Act limits a Fund’s ability to borrow money. A Fund may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by such Fund. None of the Funds shall borrow money, except that (i) each Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions and (ii) each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing. Any mortgage, pledge, or hypothecation in connection with any such borrowing shall be in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of such Fund’s total assets at the time of its borrowing. No Fund will purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of the total assets of such Fund.

None of the Funds shall make loans, except that each Fund may purchase or hold debt instruments in accordance with its investment objectives and policies, may lend portfolio securities in accordance with its investment objectives and policies and may enter into repurchase agreements.	None of the Funds shall make loans, except that each Fund may purchase or hold debt instruments in accordance with its investment objectives and policies, may lend portfolio securities in accordance with its investment objectives and policies and may enter into repurchase agreements.

None of the Funds may invest more than the applicable percentage of such Fund’s net assets in securities with legal or contractual restrictions on resale or for which no readily available market exists but exclude such securities if resaleable pursuant to Rule 144A under the Securities Act. For the Money Market Funds that percentage is 5%; for the other Funds, the percentage is 15%.	None of the Funds may invest more than the applicable percentage of such Fund’s net assets in securities with legal or contractual restrictions on resale or for which no readily available market exists but exclude such securities if resaleable pursuant to Rule 144A under the Securities Act. For the Money Market Funds that percentage is 5%; for the other Funds, the percentage is 15%.

None of the Funds shall enter into repurchase agreements with maturities in excess of seven days if such investment, together with other instruments in such Fund that are not readily marketable, exceeds the percentage of such Fund’s net assets that are permitted to be invested in illiquid securities. For the Money Market Funds that percentage is 5%; for the other Funds, the percentage is 15%.	None of the Funds shall enter into repurchase agreements with maturities in excess of seven days if such investment, together with other instruments in such Fund that are not readily marketable, exceeds the percentage of such Fund’s net assets that are permitted to be invested in illiquid securities. For the Money Market Funds that percentage is 5%; for the other Funds, the percentage is 15%.

The 1940 Act prohibits an open-end fund from issuing senior securities, as defined in the 1940 Act, except under very limited circumstances. None of the Funds shall issue senior securities except as specifically permitted.	The 1940 Act prohibits an open-end fund from issuing senior securities, as defined in the 1940 Act, except under very limited circumstances. None of the Funds shall issue senior securities except as specifically permitted.

Exhibit B-3

EXHIBIT C

FINANCIAL HIGHLIGHTS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities
Limited Duration Fund
Investor Shares
Six Months Ended February 29, 2024 (Unaudited)	$8.87	$0.13		$0.19	$0.32
Year Ended August 31, 2023	9.00	0.24	(e)	(0.12)	0.12
Year Ended August 31, 2022	9.70	0.13		(0.68)	(0.55)
Year Ended August 31, 2021	9.79	0.12		(0.07)	0.05
Year Ended August 31, 2020	9.62	0.17		0.17	0.34
Year Ended August 31, 2019	9.41	0.21		0.21	0.42
Institutional Shares
Six Months Ended February 29, 2024 (Unaudited)	8.86	0.14		0.19	0.33
Year Ended August 31, 2023	8.99	0.26	(e)	(0.12)	0.14
Year Ended August 31, 2022	9.69	0.15		(0.68)	(0.53)
Year Ended August 31, 2021	9.79	0.14		(0.08)	0.06
Year Ended August 31, 2020	9.62	0.19		0.18	0.37
Year Ended August 31, 2019	9.40	0.23		0.23	0.46
A Shares
Six Months Ended February 29, 2024 (Unaudited)	8.87	0.13		0.19	0.32
Year Ended August 31, 2023	9.01	0.23	(e)	(0.13)	0.10
Year Ended August 31, 2022	9.70	0.12		(0.66)	(0.54)
Year Ended August 31, 2021	9.80	0.12		(0.08)	0.04
Year Ended August 31, 2020	9.62	0.17		0.18	0.35
Year Ended August 31, 2019	9.41	0.21		0.21	0.42

(a)	Annualized for periods less than one year, except for Portfolio Turnover.
(b)	Not annualized for periods less than one year.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	Calculated using average shares.

Amounts designated as “—” are 0 or have been rounded to 0.

Exhibit C-1

Less Dividends From:						Ratios/Supplemental Data:(a)
Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Assets End of Period (000s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Gross Expenses to Average Net Assets(c)	Portfolio Turnover(d)
$(0.13)	$—	$(0.13)	$9.06	3.65%	$1,361	0.99%	2.96%	1.24%	6%
(0.25)	—	(0.25)	8.87	1.33%	1,360	0.95%	2.67%	1.20%	21%
(0.15)	—	(0.15)	9.00	(5.72)%	2,336	0.82%	1.38%	1.08%	49%
(0.14)	—	(0.14)	9.70	0.52%	3,290	0.76%	1.24%	1.01%	74%
(0.17)	—	(0.17)	9.79	3.62%	3,941	0.69%	1.76%	0.94%	89%
(0.21)	—	(0.21)	9.62	4.56%	4,126	0.74%	2.19%	0.98%	34%

(0.14)	—	(0.14)	9.05	3.77%	27,458	0.76%	3.20%	0.99%	6%
(0.27)	—	(0.27)	8.86	1.56%	30,082	0.71%	2.92%	0.95%	21%
(0.17)	—	(0.17)	8.99	(5.51)%	39,818	0.59%	1.58%	0.83%	49%
(0.16)	—	(0.16)	9.69	0.65%	77,455	0.52%	1.47%	0.76%	74%
(0.20)	—	(0.20)	9.79	3.87%	92,362	0.44%	1.98%	0.69%	89%
(0.24)	—	(0.24)	9.62	4.94%	114,269	0.48%	2.45%	0.73%	34%

(0.13)	—	(0.13)	9.06	3.60%	2,708	1.09%	2.86%	1.09%	6%
(0.24)	—	(0.24)	8.87	1.13%	2,638	1.03%	2.61%	1.05%	21%
(0.15)	—	(0.15)	9.01	(5.63)%	2,643	0.84%	1.37%	0.93%	49%
(0.14)	—	(0.14)	9.70	0.42%	2,804	0.76%	1.22%	0.86%	74%
(0.17)	—	(0.17)	9.80	3.73%	952	0.68%	1.72%	0.79%	89%
(0.21)	—	(0.21)	9.62	4.57%	585	0.72%	2.20%	0.83%	34%

Exhibit C-2

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities
Moderate Duration Fund
Investor Shares
Six Months Ended February 29, 2024 (Unaudited)	$9.49	$0.16	$0.10	$0.26
Year Ended August 31, 2023	9.69	0.27	(0.22)	0.05
Year Ended August 31, 2022	10.77	0.15	(1.07)	(0.92)
Year Ended August 31, 2021	10.81	0.16	(0.03)	0.13
Year Ended August 31, 2020	10.64	0.19	0.17	0.36
Year Ended August 31, 2019	10.31	0.24	0.32	0.56
Institutional Shares
Six Months Ended February 29, 2024 (Unaudited)	9.49	0.17	0.11	0.28
Year Ended August 31, 2023	9.70	0.29	(0.22)	0.07
Year Ended August 31, 2022	10.77	0.18	(1.07)	(0.89)
Year Ended August 31, 2021	10.82	0.19	(0.04)	0.15
Year Ended August 31, 2020	10.65	0.22	0.16	0.38
Year Ended August 31, 2019	10.31	0.26	0.34	0.60
A Shares
Six Months Ended February 29, 2024 (Unaudited)	9.50	0.16	0.10	0.26
Year Ended August 31, 2023	9.70	0.27	(0.22)	0.05
Year Ended August 31, 2022	10.77	0.15	(1.06)	(0.91)
Year Ended August 31, 2021	10.82	0.16	(0.04)	0.12
Year Ended August 31, 2020	10.65	0.19	0.17	0.36
Year Ended August 31, 2019	10.31	0.24	0.33	0.57

(a)	Annualized for periods less than one year, except for Portfolio Turnover.
(b)	Not annualized for periods less than one year.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	The net expense ratio shown for the period reflects the expense limitation agreement which became effective on December 26, 2018.

Amounts designated as “—” are 0 or have been rounded to 0.

Exhibit C-3

Less Dividends From:						Ratios/Supplemental Data:(a)
Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Assets End of Period (000s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Gross Expenses to Average Net Assets(c)	Portfolio Turnover(d)
$(0.15)	$—	$(0.15)	$9.60	2.72%	$2,872	0.74%		3.11%	1.99%	17%
(0.25)	—	(0.25)	9.49	0.59%	2,849	0.74%		2.68%	1.70%	61%
(0.16)	—	(0.16)	9.69	(8.63)%	2,888	0.74%		1.46%	1.53%	29%
(0.17)	—	(0.17)	10.77	1.21%	3,828	0.74%		1.49%	1.29%	64%
(0.19)	—	(0.19)	10.81	3.40%	3,835	0.74%		1.79%	1.29%	83%
(0.23)	—	(0.23)	10.64	5.54%	4,271	0.83	%(e)	2.26%	1.26%	25%

(0.16)	—	(0.16)	9.61	2.96%	6,962	0.49%		3.36%	1.74%	17%
(0.28)	—	(0.28)	9.49	0.74%	9,831	0.49%		2.91%	1.45%	61%
(0.18)	—	(0.18)	9.70	(8.31)%	16,715	0.49%		1.71%	1.29%	29%
(0.20)	—	(0.20)	10.77	1.37%	21,351	0.49%		1.73%	1.04%	64%
(0.21)	—	(0.21)	10.82	3.66%	26,765	0.49%		2.02%	1.04%	83%
(0.26)	—	(0.26)	10.65	5.90%	23,463	0.58	%(e)	2.51%	1.01%	25%

(0.15)	—	(0.15)	9.61	2.72%	175	0.74%		3.11%	1.84%	17%
(0.25)	—	(0.25)	9.50	0.59%	170	0.74%		2.68%	1.55%	61%
(0.16)	—	(0.16)	9.70	(8.54)%	183	0.74%		1.44%	1.38%	29%
(0.17)	—	(0.17)	10.77	1.11%	382	0.74%		1.49%	1.15%	64%
(0.19)	—	(0.19)	10.82	3.40%	314	0.74%		1.79%	1.14%	83%
(0.23)	—	(0.23)	10.65	5.63%	381	0.85	%(e)	2.24%	1.11%	25%

Exhibit C-4

CAVANAL HILL FUNDS

PART B

MERGER STATEMENT OF ADDITIONAL INFORMATION

[•], 2024

Relating to the acquisition of assets of

Cavanal Hill Moderate Duration Fund

a series of Cavanal Hill Funds

by and in exchange for shares of

Cavanal Hill Limited Duration Fund

a series of Cavanal Hill Funds

A Class, Investor Class and Institutional Class.

This Merger Statement of Additional Information (“Merger SAI”) is not a prospectus, but should be read in conjunction with the Prospectus/Information Statement for the Cavanal Hill Funds. This Merger SAI is incorporated in its entirety into the Prospectus/Information Statement. A copy of the Prospectus for the Cavanal Hill Funds may be obtained by writing to the Cavanal Hill Funds at One Williams Center, 15th Floor, Bank of Oklahoma Tower, Tulsa, Oklahoma, 74172, or by telephoning 1-800-762-7085.

INCORPORATION OF DOCUMENTS BY REFERENCE IN MERGER STATEMENT OF ADDITIONAL INFORMATION

This Merger SAI consists of this cover page and the following described items, which are hereby incorporated by reference:

4.         The Prospectus and Statement of Additional Information, each dated December 28, 2023, as supplemented to date, for the Cavanal Hill Moderate Duration Fund and Cavanal Hill Limited Duration Fund; which was filed electronically with the Securities and Exchange Commission on December 22, 2023, File Nos. 033-35190 and 811-06114, on Form N-1A, accession no. 001213900-23-097946.

5.             The financial statements, including the notes to the financial statements, and the reports of the independent registered public accounting firm thereon contained in the annual report for the Cavanal Hill Moderate Duration Fund and Cavanal Hill Limited Duration Fund, each for the period ended August 31, 2023, filed electronically with the Securities and Exchange Commission on November 3, 2023, File No. 811-06114, accession no. 0001213900-23-083470.

6.             The financial statements, including the notes to the financial statements, contained in the semi-annual report for the Cavanal Hill Moderate Duration Fund and Cavanal Hill Limited Duration Fund, for the fiscal half-year ended February 29, 2024, filed electronically with the Securities and Exchange Commission on May 3, 2024, File No. 811-06114, accession no. 0001213900-24-039427.

In addition, this Merger SAI consists of a narrative description of the pro forma effects of the reorganization of the Cavanal Hill Moderate Duration Fund into Cavanal Hill Limited Duration Fund.

NARRATIVE DESCRIPTION OF THE PRO FORMA EFFECTS OF THE REORGANIZATION FOR the Cavanal Hill Moderate Duration Fund into Cavanal Hill Limited Duration Fund

The unaudited pro forma information provided herein should be read in conjunction with the annual reports and semi-annual reports of Cavanal Hill Moderate Duration Fund and Cavanal Hill Limited Duration Fund dated August 31, 2023, and February 29, 2024, respectively. The shareholder reports are on file with the SEC and are available at no charge.

The unaudited pro forma information set forth below for the period ended February 29, 2024, is intended to present supplemental data as if the proposed Agreement and Plan of Merger (the “Merger”) of the Cavanal Hill Moderate Duration Fund (the “Target Fund”) into the Cavanal Hill Limited Duration Fund (the “Acquiring Fund”) (collectively, the “Funds”) had occurred as of March 1, 2023. The Reorganization is intended to combine the Target Fund with a similar fund managed by Cavanal Hill Investment Management, Inc. (“CHIM”).

The Merger provides for the acquisition of all the assets and all the liabilities of the Target Fund by the Acquiring Fund, in a tax-free exchange for shares of the Acquiring Fund at net asset value. Following the Merger, the Acquiring Fund will be the accounting and performance survivor. As a result of the Merger, A Class, Investor Class, and Institutional Class shareholders of the Target Fund would become shareholders of A Class, Investor Class, and Institutional Class, respectively, of the Acquiring Fund.

The proforma financial statements are prepared in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the amounts in the proforma financial statements. Actual results could differ materially from those estimated.

All expenses incurred by the Target Fund and Acquiring Fund in connection with the Merger will be borne by CHIM or one of its affiliates. The expenses to be borne by CHIM or one of its affiliates do not include any brokerage or other transaction expenses incurred by the Funds in connection with the Merger, which will remain the responsibility of the Funds.

It is not anticipated that the securities of the combined portfolio will be sold in material amounts following the consummation of the Merger in order to comply with the policies and investment practices of Acquiring Fund. The Funds have the same investment manager, administrator, distributor, fund accounting agent and custodian. Each service provider has entered into an agreement with the Cavanal Hill Funds, a Massachusetts business trust, which governs the provision of services to the Funds. Such agreements contain the same terms with respect to each Fund.

As of February 29, 2024, the net assets of the Target Fund and the Acquiring Fund were $10,009,138 and $31,527,272, respectively. The net assets of the pro forma combined fund as of February 29, 2024, would have been $41,536,410.

On a pro forma basis for the period ended February 29, 2024, the proposed Merger would result in a decrease of $6,366 in management fees, which is the difference between actual aggregate management fees of the Target Fund and the Acquiring Fund before the Merger and the contractual management fee rate calculated based on the average net assets of the combined Acquiring Fund. The proposed Merger would result in a total increase in expenses of $10,258.

No significant accounting policies, including the securities valuation policies, will change as a result of the proposed Merger.

Securities for which market quotations are readily available will be valued on the basis of quotations provided by dealers in such securities or furnished through an independent pricing service approved by the Board of Trustees (the “Board”) of the Cavanal Hill Funds. The following is an overview of how securities will be valued in the Funds:

•	Domestic Equity Securities. Domestic equity securities are valued at the closing price on the exchange or system where the security is principally traded (including the NASDAQ official closing price for securities traded on NASDAQ). If there have been no sales for that day on any exchange or market, the security is valued at the latest available bid price on the exchange or system where the security is principally traded.

•	Foreign Equity Securities. Foreign equity securities will be priced at the closing price reported on the foreign exchange on which they are principally traded. If there have been no sales for that day, a security will be valued at the latest available bid price on the exchange where the security is principally traded. Prices of foreign securities denominated in foreign currency shall be converted into U.S. dollar equivalents using the daily rate of exchange.

•	Fixed Income Securities. Fixed income securities will be valued using Board approved policies and procedures, including the use of pricing services. Short term fixed income securities (maturing in less than sixty-one days) of sufficient credit quality are valued at market value. Special valuation procedures (see below) apply with respect to “odd-lot” securities.

•	Mutual Funds. Open ended mutual fund investments will be valued at the most recently calculated NAV. Closed end mutual funds are valued at their market values based upon the latest available sale price.

•	Options on Securities, Indices and Futures Contracts. Options on securities, indices and futures contracts purchased by the Fund generally are valued at their last sale price prior to the time as of which the Fund determines its NAV or, if there was no sale on that day, at the last bid quote.

•	Repurchase Agreements. Repurchase agreements will be valued at original cost.

Other securities and assets for which market quotations are not readily available will be valued at fair value using methods determined in good faith by the Funds’ Pricing Committee under the general supervision of the Board and may include yield equivalents or a price produced through use of a pricing matrix provided by a national pricing service approved by the Board.

Notwithstanding the above, securities transferred in transactions subject to Rule 17a-7 under the 1940 Act shall be priced on the day transferred pursuant to Rule 17a-7 and any currently effective procedures adopted by the Board under that Rule.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board. The Board has established a Pricing Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Pricing Committee deems necessary or appropriate, including determining the fair value of portfolio securities. The Board retains the authority to make or ratify any valuation decisions or approve any changes to the valuation procedures as it deems appropriate. On a quarterly basis, the Board receives reports on any valuation actions taken by the Pricing Committee which may include items for ratification.

The Merger is expected to be tax-free for federal income tax purposes. This means that no gain or loss is expected to be recognized by the Target Fund or its shareholders as a result of the merger. The aggregate tax basis of the Acquiring Fund shares received by the shareholders of the Target Fund will be the same as the aggregate tax basis the shareholders of the Target Fund held in their shares of the Target Fund immediately before the merger.

If the Merger is consummated, the combined Acquiring Fund would seek to continue to qualify as a regulated investment company, if such qualification is in the best interests of shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and would make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. In addition, the Target Fund and Acquiring Fund will make any required income or capital gain distributions prior to consummation of this Merger, in accordance with provisions of the Internal Revenue Code relating to tax-free reorganizations of investment companies.

Accordingly, no provision for federal income taxes is required.

PART C. OTHER INFORMATION

Item 15. Indemnification

Article VIII of the Trust’ Agreement and Declaration of Trust, filed or incorporated by reference as an Exhibit hereto, provides for the indemnification of Registrant’s trustees and officers. Indemnification of Registrant’s principal underwriter is provided for in the Agreement between Registrant and that service provider as filed or incorporated by reference as an Exhibit hereto. As of the effective date of this Registration Statement, Registrant has obtained from a major insurance carrier a trustees and officers’ liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

1	Agreement and Declaration of Trust
(a)	Agreement and Declaration of Trust dated October 1, 1987, as amended and restated on August 20, 1990 is incorporated by reference to Exhibit (a)(1) to Post-Effective Amendment No.79 to the Funds’ Registration Statement (filed December 18, 2019).
(b)	Amendment, dated December 1, 2008, to the Declaration of Trust, dated October 1, 1987 is incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 43 to the Funds’ Registration Statement (filed December 24, 2008).
(c)	Amendment, dated January 26, 2010, to the Declaration of Trust, dated October 1, 1987 is incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 46 to the Funds’ Registration Statement (filed December 29, 2010).
2	By-Laws
(a)	Bylaws of the Registrant’s Board of Trustees, Amended and Restated October 27, 2005, are incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 37 to the Funds’ Registration Statement (filed December 30, 2005).
(b)	Amendment, dated December 1, 2008, to the Bylaws of the Registrant’s Board of Trustees, Amended and Restated October 27, 2005, is incorporated by reference to Exhibit (b)(2) to Post-Effective Amendment No. 43 to the Funds’ Registration Statement (filed December 24, 2008).
3	Voting Trust Agreements
(a)	None
4	Plan of Reorganization
(a)	Agreement and Plan of Reorganization is included as Exhibit A to the Combined Prospectus/Information Statement and is incorporated herein by reference.
5	Instruments Defining Rights of Security Holders
(a)	Amendment, dated April 29, 2010, to the Bylaws of the Registrant’s Board of Trustees is incorporated by reference to Exhibit (b)(3) to Post-Effective Amendment No. 46 to the Funds’ Registration Statement (filed December 29, 2010).
(b)	Article III, Section 4 and 5, Article V, Article VIII, Section 4, and Article IX, Sections 1, 4, 5 and 7 of the Agreement and Declaration of Trust, dated October 1, 1987, as amended is incorporated by reference to Exhibit (c)(1) to Post-Effective Amendment No.79 to the Funds’ Registration Statement (filed December 18, 2019).
(c)	Article 9, Article 10, Section 6, Article 11 and Article 13 of the Bylaws of the Registrant’s Board of Trustees, Amended and Restated October 27, 2005, are incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 37 to the Funds’ Registration Statement (filed December 30, 2005).
6	Investment Advisory Contracts
(a)	Amended and Restated Investment Advisory Agreement between Registrant and Cavanal Hill Investment Management, Inc., effective January 25, 2024, to the Investment Advisory Agreement, dated May 12, 2001, is filed herewith.
(b)	Amended and Restated Expense Limitation Agreement between Registrant and Cavanal Hill Investment Management, Inc., effective as of December 28, 2020, is incorporated by reference to Exhibit (d) to Post-Effective Amendment No. 83 to the Funds’ Registration Statement (filed December 23, 2020).
7	Distribution Contracts
(a)	Distribution Agreement between Registrant and Cavanal Hill Distributors, Inc., effective as of December 30, 2016, is incorporated by reference to Exhibit (d) to Post-Effective Amendment No. 72 to the Funds’ Registration Statement (filed December 22, 2016).
(b)	Amendment to the Distribution Agreement, effective as of December 28, 2020, is incorporated by reference to Exhibit (d) to Post-Effective Amendment No. 83 to the Funds’ Registration Statement (filed December 23, 2020).
(c)	Distributor Fee Waiver Agreement between the Registrant and Cavanal Hill Distributors, Inc., effective as of December 30, 2016, is incorporated by reference to Exhibit (d) to Post-Effective Amendment No. 72 to the Funds’ Registration Statement (filed December 22, 2016).
(d)	Distribution Agreement between Registrant and BOK Financial Securities, Inc., f/k/a BOSC, Inc., dated August 2, 2007 is incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 41 to the Funds’ Registration Statement (filed December 28, 2007).

(e)	Termination of Distribution Agreement between Registrant and BOK Financial Securities, Inc., f/k/a BOSC, Inc., effective as of December 30, 2016 is incorporated by reference to Exhibit (d) to Post-Effective Amendment No. 72 to the Funds’ Registration Statement (filed December 22, 2016).
(f)	Form of Cavanal Hill Distributors, Inc. Selling Agreement is incorporated by reference to Exhibit (h) to Post-Effective Amendment No. 87 to the Funds’ Registration Statement (filed December 27, 2022).
8	Bonus or Profit Sharing Contracts
(a)	None.
9	Custodian Agreements
(a)	Custodian Agreement between Registrant and BOKF, NA, dated January 25, 2024, is filed herewith.
10	Rule 12b-1 and Rule 18f-3 Plans
(a)	Amended and Restated Distribution and Shareholder Services Plan, effective as of December 30, 2016, is incorporated by reference to Exhibit (d) to Post-Effective Amendment No. 72 to the Funds’ Registration Statement (filed December 22, 2016).
(b)	Amendment to the Amended and Restated Distribution and Shareholder Services Plan, effective as of December 28, 2020, is incorporated by reference to Exhibit (m) to Post-Effective Amendment No. 83 to the Funds’ Registration Statement (filed December 23, 2020).
(c)	Amended and Restated Multiple Class Plan, effective as of December 30, 2016, is incorporated by reference to Exhibit (d) to Post-Effective Amendment No. 72 to the Funds’ Registration Statement (filed December 22, 2016).
(d)	Amendment to the Amended and Restated Multiple Class Plan, effective as of December 28, 2020, is incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 83 to the Funds’ Registration Statement (filed December 23, 2020).
11	Legal Opinion
(a)	Opinion of Frederic Dorwart, Lawyers PLLC as to the legality of the securities being registered is filed herewith.
12	Tax Opinions
(a)	Form of opinion of K&L Gates LLP supporting the tax matters and consequences to shareholders discussed in the Prospectus/Information Statement is filed herewith.
13	Other Material Contracts
(a)	Administration Agreement between Registrant and Cavanal Hill Investment Management, Inc., dated January 25, 2024, is filed herewith.
(b)	Amended and Restated Transfer Agency Agreement between Registrant and Citi Fund Services Ohio, Inc., dated March 31, 2015, is incorporated by reference to Exhibit (h) to Post-Effective Amendment No. 68 to the Funds’ Registration Statement (filed December 21, 2015).
(c)	Amendment to Transfer Agency Agreement between Registrant and FIS Investor Services, LLC (formerly known as SunGard Investor Service, LLC and successor and assign to Citi Fund Services Ohio, Inc.), effective as of December 28, 2020, is incorporated by reference to Exhibit (h) to Post-Effective Amendment No. 83 to the Funds’ Registration Statement (filed December 23, 2020).
(d)	Amended and Restated Rule 22c-2 Services Agreement between Registrant and Citi Fund Services Ohio, Inc., dated March 31, 2015, is incorporated by reference to Exhibit (h) to Post-Effective Amendment No. 68 to the Funds’ Registration Statement (filed December 21, 2015).
(e)	Consent to Assignment of Transfer Agency Services Agreement to SunGard Investor Services, LLC, effective April 1, 2015, is incorporated by reference to Exhibit (h) to Post-Effective Amendment No. 68 to the Funds’ Registration Statement (filed December 21, 2015).
(f)	Fund Accounting and Compliance Services Agreement between Registrant and Citi Fund Services Ohio, Inc., dated June 1, 2019, is incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No.79 to the Funds’ Registration Statement (filed December 18, 2019).
(g)	Sub-Administration Services Agreement between Registrant and Citi Fund Services Ohio, Inc., dated June 1, 2019, is incorporated by reference to Exhibit (h)(8) to Post-Effective Amendment No.79 to the Funds’ Registration Statement (filed December 18, 2019).
(h)	Trade Processing Agreement between Registrant and BISYS Retirement Services, Inc., dated October 31, 2003, is incorporated by reference to Exhibit (h)(11) to Post-Effective Amendment No. 41 to the Funds’ Registration Statement (filed December 28, 2007).
(i)	Trade Processing Agreement between Registrant and Bank of Oklahoma, N.A., dated October 31, 2003, is incorporated by reference to Exhibit (h)(12) to Post-Effective Amendment No. 41 to the Funds’ Registration Statement (filed December 28, 2007).
(j)	Amended and Restated Shareholder Servicing Plan, effective as of December 30, 2016, is incorporated by reference to Exhibit (d) to Post-Effective Amendment No. 72 to the Funds’ Registration Statement (filed December 22, 2016).
(k)	Amendment to the Amended and Restated Shareholder Servicing Plan, effective as of December 28, 2020, is incorporated by reference to Exhibit (h) to Post-Effective Amendment No. 83 to the Funds’ Registration Statement (filed December 23, 2020).

(l)	Form of Shareholder Servicing Agreement is incorporated by reference to Exhibit (h) to Post-Effective Amendment No. 87 to the Funds’ Registration Statement (filed December 27, 2022).
(m)	BOKF, NA Shareholder Servicing Agreement, dated January 1, 2007 is incorporated by reference to Exhibit (h)(17) to Post-Effective Amendment No. 61 to the Funds’ Registration Statement (filed February 3, 2014).
(n)	Amendment to the BOKF, NA Shareholder Servicing Agreement, effective as of December 28, 2020, is incorporated by reference to Exhibit (h) to Post-Effective Amendment No. 83 to the Funds’ Registration Statement (filed December 23, 2020).
(o)	BOK Financial Securities, Inc., f/k/a BOSC, Inc., Shareholder Servicing Agreement, dated January 1, 2007 is incorporated by reference to Exhibit (h)(18) to Post-Effective Amendment No. 61 to the Funds’ Registration Statement (filed February 3, 2014).
(p)	Amendment to the BOK Financial Securities, Inc. Shareholder Servicing Agreement, effective as of December 28, 2020, is incorporated by reference to Exhibit (h) to Post-Effective Amendment No. 83 to the Funds’ Registration Statement (filed December 23, 2020).
(q)	Website Services Agreement between Registrant and BOKF, NA dated December 28, 2020, is incorporated by reference to Exhibit (h) to Post-Effective Amendment No. 83 to the Funds’ Registration Statement (filed December 23, 2020).
(r)	Amendment No. 1 to the Services Agreement effective as of December 28, 2020 to that certain Fund Accounting and Compliance Services Agreement dated June 1, 2019 between Cavanal Hill Funds and Citi Fund Services, Ohio, is incorporated by reference to Exhibit (h) to Post-Effective Amendment No. 83 to the Funds’ Registration Statement (filed December 23, 2020).
(s)	Amendment No. 1 to the Services Agreement effective as of December 28, 2020 to that certain Sub Administration Services Agreement dated June 1, 2019 between Cavanal Hill Investment Management, Inc. and Citi Fund Services, Ohio, is incorporated by reference to Exhibit (h) to Post-Effective Amendment No. 83 to the Funds’ Registration Statement (filed December 23, 2020).
(t)	Amendment No. 2 to the Services Agreement effective as of May 1, 2022 to that certain Fund Accounting and Compliance Services Agreement dated June 1, 2019 between Cavanal Hill Funds and Citi Fund Services, Ohio, is incorporated by reference to Exhibit (h) to Post-Effective Amendment No. 87 to the Funds’ Registration Statement (filed December 27, 2022).
(u)	Amendment No. 3 to the Services Agreement effective as of May 1, 2022 to that certain Sub-Administration Services Agreement dated June 1, 2019 between Cavanal Hill Funds and Citi Fund Services, Ohio, incorporated by reference to Exhibit (h) to Post-Effective Amendment No. 87 to the Funds’ Registration Statement (filed December 27, 2022).
(v)	BlackRock Rule 12d1-4 Fund of Funds Investment Agreement effective as of January 19, 2022, between Cavanal Hill Funds and the BlackRock ETF Trust, BlackRock ETF Trust II, iShares Trust, iShares U.S. ETF Trust, and iShares Inc. is incorporated by reference to Exhibit (h) to Post-Effective Amendment No. 87 to the Funds’ Registration Statement (filed December 27, 2022).
(w)	Amendment No. 4 to the Services Agreement effective as of January 25, 2024, to that certain Sub-Administration Services Agreement dated June 1, 2019, between Cavanal Hill Investment Management, Inc., and Citi Fund Services, Ohio, is filed herewith.
(x)	Amendment No. 3 to the Services Agreement effective as of January 25, 2024, to that certain Fund Accounting and Compliance Services Agreement dated June 1, 2019, between Cavanal Hill Funds and Citi Fund Services, Ohio, is filed herewith.
14	Other Opinions
(a)	Consent of KPMG LLP, independent registered public accounting firm for the Registrant is filed herewith.
15	Omitted Financial Statements
(a)	None.
16	Power of Attorney
(a)	Power of Attorney dated May 28, 2024, is filed herewith.
17	Additional Exhibits
(a)	None
18	Calculation of Filing Fee Tables
(a)	Not applicable.

Item 17. Undertakings.

(1)	The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned registrant agrees to file, by post-effective amendment, an opinion of K&L Gates LLP supporting the tax consequences of the Merger within a reasonably prompt time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Tulsa and the State of Oklahoma, on July 18, 2024.

Cavanal Hill Funds

By:	/s/ Bill King
Bill King
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
*/s/ Bill King	President, Chief Executive Officer	July 18, 2024
Bill King
*/s/ Denise Lewis	Treasurer, Principal Financial Officer, Principal Accounting Officer	July 18, 2024
Denise Lewis
*/s/ William H. Wilson Jr.	Trustee	July 18, 2024
William H. Wilson Jr.
*/s/ Jennifer Wheeler	Trustee	July 18, 2024
Jennifer Wheeler
*/s/ Scott Grauer	Trustee	July 18, 2024
Scott Grauer

*	By Power of Attorney

INDEX

Exhibit No.	Description
6(a)	Amended and Restated Investment Advisory Agreement between Registrant and Cavanal Hill Investment Management, Inc., effective January 25, 2024, to the Investment Advisory Agreement, dated May 12, 2001.
9(a)	Custodian Agreement between Registrant and BOKF, NA, dated January 25, 2024.
11(a)	Opinion of Frederic Dorwart, Lawyers PLLC
12(a)	Form of opinion of K&L Gates LLP supporting the tax matters and consequences to shareholders discussed in the Prospectus/Information Statement
13(a)	Administration Agreement between Registrant and Cavanal Hill Investment Management, Inc., dated January 25, 2024.
13(w)	Amendment No. 4 to the Services Agreement effective as of January 25, 2024, to that certain Sub-Administration Services Agreement dated June 1, 2019, between Cavanal Hill Investment Management, Inc., and Citi Fund Services, Ohio.
13(x)	Amendment No. 3 to the Services Agreement effective as of January 25, 2024, to that certain Fund Accounting and Compliance Services Agreement dated June 1, 2019, between Cavanal Hill Funds and Citi Fund Services, Ohio.
14(a)	Consent of KPMG LLP, independent registered public accounting firm for the Registrant
16(a)	Power of Attorney